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Scudder Managed Municipal Bonds

Class AARP and Class S Shares

Annual Report

May 31, 2002

Contents

<Click Here> Letter from the Fund's President

<Click Here> Performance Summary

<Click Here> Portfolio Management Review

<Click Here> Portfolio Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Report of Independent Accountants

<Click Here> Tax Information

<Click Here> Shareholder Meeting Results

<Click Here> Trustees and Officers

<Click Here> Investment Products and Services

<Click Here> Account Management Resources

Scudder Managed Municipal Bonds	Ticker Symbol	Fund Number
Class AARP	AMUBX	166
Class S	SCMBX	066

On April 5, 2002, Zurich Scudder Investments (ZSI) was acquired by Deutsche Bank. Upon the closing of this transaction, ZSI became part of Deutsche Asset Management and changed its name to Deutsche Investment Management Americas Inc.

Deutsche Asset Management is the marketing name in the United States for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Bank Securities Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Please see the fund's prospectus for more complete information, including a complete description of the fund's investment policies. To obtain a prospectus, download one from aarp.scudder.com (Class AARP) or myScudder.com (Class S), talk to your financial representative or call Shareholder Services at 1-800-253-2277 (Class AARP) or 1-800-SCUDDER (Class S). The prospectus contains more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

Letter from the Fund's President

Dear Shareholder,

Amid a good deal of volatility in the equity market over the past year, tax-free bonds have proven to be a relatively safe haven and delivered strong results compared to equities and some types of bonds. However, we realize that tides can shift quickly. Therefore, we seek to find the best return for your investment dollars in any market environment - by focusing on in-depth research, by exploring new ways to deliver value to your portfolio and by providing you with the tools needed to make informed investment decisions.

Moreover, such market volatility further proves the need for a diversified investment portfolio and the role that fixed income securities - both taxable and tax-exempt - can play in achieving that goal. Bonds are not affected by the same economic indicators as stocks. They also seek to offer income potential. And they are less likely to see their prices fluctuate as much as stocks. Of course, during stock market rallies, bonds may not deliver as strong results as stocks. Over the long term, we believe you'll continue to see the merits of owning Scudder Managed Municipal Bonds as a component of a well-diversified portfolio.

Sincerely,

William F. Glavin, Jr.
President
Scudder Managed Municipal Bonds

	AARP Investment Program	Scudder Class S
Web site:	aarp.scudder.com	myScudder.com
Toll-free:	1-800-253-2277	1-800-SCUDDER

Performance Summary May 31, 2002

Average Annual Total Returns
	1-Year	3-Year	5-Year	10-Year
Scudder Managed Municipal Bonds - Class S	7.04%	5.86%	6.15%	6.66%
Lehman Brothers Municipal Bond Index+	6.50%	5.80%	6.28%	6.75%

	1-Year	Life of Class**
Scudder Managed Municipal Bonds - Class AARP	6.92%	7.78%
Lehman Brothers Municipal Bond Index+	6.50%	7.80%

Sources: Lipper, Inc. and Deutsche Investment Management Americas Inc.

** Class AARP shares commenced operations on July 31, 2000.
Net Asset Value and Distribution Information
	Class AARP	Class S
Net Asset Value: 5/31/02	$ 9.12	$ 9.12
5/31/01	$ 8.95	$ 8.95
Distribution Information: Twelve Months: Income Dividends	$ .45	$ .45
May Income Dividend	$ .0362	$ .0362
SEC 30-day Yield++	4.02%	4.02%
Current Annualized Distribution Rate++	4.83%	4.83%
Tax Equivalent Yield++	7.86%	7.86%

++ Current annualized distribution rate is the latest monthly dividend as an annualized percentage of net asset value on May 31, 2002. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The SEC yield is net investment income per share earned over the month ended May 31, 2002, shown as an annualized percentage of the net asset value on that date. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Tax equivalent yield is based on the Fund's yield and a marginal income rate of 38.6%. Yields and distribution rates are historical and will fluctuate.
Class S Lipper Rankings - General Municipal Debt Funds Category
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	14	of	278	6
3-Year	9	of	241	4
5-Year	9	of	194	5
10-Year	6	of	85	7

Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested.

Source: Lipper, Inc.

Growth of an Assumed $10,000 Investment
-- Scudder Managed Municipal Bonds - Class S -- Lehman Brothers Municipal Bond Index+

Yearly periods ended May 31

Comparative Results
Scudder Managed Municipal Bonds		1-Year	3-Year	5-Year	10-Year
Class S	Growth of $10,000	$10,704	$11,863	$13,479	$19,062
	Average annual total return	7.04%	5.86%	6.15%	6.66%
Lehman Brothers Municipal Bond Index+	Growth of $10,000	$10,650	$11,841	$13,557	$19,216
	Average annual total return	6.50%	5.80%	6.28%	6.75%

The growth of $10,000 is cumulative.

+ The unmanaged Lehman Brothers Municipal Bond Index is a market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Performance figures do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Investments in funds involve risk. Some funds have more risk than others. These include funds that allow exposure to or otherwise concentrate investments in certain sectors, geographic regions, security types, market capitalization or foreign securities (e.g., political or economic instability, which can be accentuated in emerging market countries). Please read this fund's prospectus for specific details regarding its investments and risk profile.

Please call (800) 728-3337 for the fund's most up-to-date performance.

Portfolio Management Review

Scudder Managed Municipal Bonds: A Team Approach to Investing

Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for Scudder Managed Municipal Bonds. DeIM has more than 80 years of experience managing mutual funds and provides a full range of investment advisory services to institutional and retail clients. DeIM is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including more than 500 portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly-owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

Co-lead Portfolio Manager Philip G. Condon joined the Advisor in 1983 and the fund team in 1990. Mr. Condon began his investment career in 1978.

Co-lead Portfolio Manager Ashton P. Goodfield joined the Advisor in 1986 and the fund team in 1998. Ms. Goodfield began her investment career in 1986.

Portfolio Manager Eleanor Brennan joined the Advisor in 1995 and the fund team in 1998. Ms. Brennan has 16 years of investment industry experience.

Portfolio Manager Matthew J. Caggiano joined the Advisor in 1989 and the fund team in 1999. Mr. Caggiano has 13 years of investment industry experience.

In the following interview, the Scudder Managed Municipal Bonds' management team of Co-Lead Portfolio Managers Philip G. Condon and Ashton P. Goodfield discuss the fund's performance and the recent market environment for municipal bonds.

Q: How did the bond market and municipal bonds, in particular, perform over the past year?

A: Municipal bonds showed their strength over the last year, as investors sought refuge from stormier weather among equity and lower-quality bonds. Tax-free bonds outperformed equities and high-yield bonds in the year ended May 31, 2002. U.S. government bonds and higher-quality corporate issues slightly outperformed municipal bonds on a pretax basis. The success of taxable government and tax-free issues was, in part, due to investors' flight to quality during last year's recession as well as for a time after September 11.

Municipal bonds delivered strong results (One-year period ended May 31, 2002)
Lehman Brothers Municipal Bond Index	6.50%
Lehman Brothers Aggregate Bond Index	8.10%
JPMorgan Global High Yield Bond Index	3.50%
S&P 500	-13.87%

The Lehman Brothers Municipal Bond Index contains approximately 42,000 bonds. To be in the index, a municipal bond must meet the following criteria: a minimum credit rating of BBB, issued as part of an issue of at least $50 million, issued within the last five years and a maturity of at least two years. Variable-rate bonds are excluded from the index.
The Lehman Aggregate Bond Index is a total return index including fixed-rate debt issues rated investment grade or better. It contains government, corporate and mortgage securities and is generally considered representative of the market for investment-grade bonds as a whole.
The JPMorgan Global High Yield Bond Index is an unmanaged pool of bonds with ratings of Baa3 or below by Moody's Investors Service, Inc. and/or ratings of BBB- or below by Standard & Poor's Corporation. Issues must be greater than or equal to $75 million in size and greater than one year in maturity.
The S&P 500 index is an unmanaged index widely regarded as representative of the equity market in general.
It is not possible to invest directly in an index.

Q: How did Scudder Managed Municipal Bonds perform during the fiscal year ended May 31, 2002, and how did the fund's positioning affect its performance?

A: Scudder Managed Municipal Bonds delivered strong absolute and relative results during the period.

During the period, the fund rose 7.04 percent (Class S shares), versus its typical peer in the Lipper General Municipal Debt Funds category, which gained 5.51 percent. It also outperformed the unmanaged Lehman Brothers Municipal Bond Index by 54 basis points. (One basis point is equal to a hundredth of a percent.)

Early in the period, the fund's large number of bonds with solid call protection aided performance. Some municipal bonds, just like a home mortgage, can be paid off early, or "called." As lending rates have gone down, many municipal borrowers pay off their loans so they can borrow at the lower rates. If you own the bond, your bond gets paid off early. Reinvesting the proceeds usually means owning other municipal bonds at the lower rates. We own some "call-protected" bonds. Municipal borrowers can't pay off call-protected bonds for a number of years. As borrowing rates have gone down, other investors have been willing to bid a higher price to buy these bonds, to get the call protection. So, returns on our call-protected bonds have gone up.

The fund also benefited from its focus on intermediate-term securities as the yield curve steepened, particularly in September. Also, the fund's stake in premium-coupon bonds aided performance. Premium-coupon issues have a higher coupon and therefore may have less price volatility in down markets than bonds with lower coupons.

Moreover, the fund's long-term results have been strong. The fund ranked 14, 9, 9 and 6 for the one-, three-, five- and 10-year periods (Class S shares), respectively, in the Lipper General Municipal Debt Funds category1 as of May 31, 2002. For each of these time periods, there were 278, 241, 194 and 85 funds, respectively. (Please see the performance summary on page 3 for standardized return figures for each time period.)

1 Source: Lipper, Inc. Ranking is based on the fund's total return during periods cited. Performance includes reinvestment of dividends and capital gains and is no guarantee of future results. Rankings for other share classes may vary.

Q: How did the yield curve react during the period?

A: Over the last year, we generally saw the municipal bond yield curve become steeper. The shorter-term portion of the yield curve, in particular, became steeper, while the intermediate- and long-term portions saw less of a change. However, on a month-to-month basis, the yield curve has oscillated, at times steepening and at other times flattening. Still, on a historical basis, the yield curve remains steep.

Specifically, as of May 31, 2001, the difference in yield between a one-year AAA-rated municipal bond and a 30-year AAA-rated municipal bond was 254 basis points (or 2.54 percentage points). The difference between those maturities had increased to 342 basis points (or 3.42 percentage points) as of May 31, 2002. The yields on individual 10-year AAA-rated municipal bonds generally declined overall in the past year, however. A 10-year AAA-rated municipal bond yielded 4.16 percent, as of May 31, 2002 - 25 basis points less than the 4.41 percent it was yielding as of May 31, 2001.

Q: How are you positioning Scudder Managed Municipal Bonds for the road ahead?

A: In recent months, we have seen better value in longer-term issues as the municipal bond yield curve has steepened.

Municipal bond yield curve

Source: Municipal Market Data

In response, we have begun to extend into municipal bonds with slightly longer maturities. Should the yield curve flatten, we would expect longer-term municipals to outperform shorter maturities.

Q: What's your outlook for the municipal bond market over the course of the next six months?

A: We remain positive about the prospects for the municipal bond market. However, some states have had their credit ratings downgraded by rating agencies as tax receipts decreased following the recent economic downturn. In certain cases, that drop in tax revenue has left the states with gaps between their budgeted expenses and revenues. As a result, we plan to focus on adding to our stake in essential service bonds, which includes debt that funds water departments, transportation systems and sewer systems. These types of bonds typically have more stable revenue streams than a state's general obligation debt.

Further, we believe the best opportunities for value are in the longer-term municipal bonds. We expect continued investor interest in fixed-income securities as investors continue to examine their asset allocation. Such reallocation would bode well for the bond market. Further, bond investments relative to the inflation rate remain appealing. The market is not forecasting a drastic increase in inflation yet, and therefore, we expect bonds to remain an attractive part of a well-balanced portfolio. In addition, we believe tax-free bonds continue to remain attractive on an after-tax basis versus U.S. Treasury bonds with similar maturities.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time, based on market and other conditions.

Portfolio Summary May 31, 2002

Portfolio Composition	5/31/02	5/31/01

Revenue Bonds	61%	69%
General Obligation Bonds	24%	14%
Lease Obligations	9%	6%
U.S. Government Secured	6%	11%
	100%	100%

Quality	5/31/02	5/31/01

AAA	73%	86%
AA	11%	7%
A	5%	3%
BBB	4%	1%
Not Rated	7%	3%
	100%	100%

Effective Maturity	5/31/02	5/31/01

0 < 5 years	16%	17%
5 < 10 years	38%	46%
10 < 15 years	30%	25%
Greater than 15 years	16%	12%
	100%	100%

Top Five State Allocations	5/31/02	5/31/01

Illinois	12%	18%
Texas	10%	16%
California	6%	5%
New York	6%	6%
New Jersey	6%	1%

Weighted average effective maturity: 10.25 years and 9.64 years, respectively.

Portfolio Composition, Quality, Effective Maturity and State Allocations are subject to change.

For more complete details about the fund's investment portfolio, see page 14. A quarterly Fund Summary and Portfolio Holdings are available upon request.

Investment Portfolio as of May 31, 2002

	Principal Amount ($)	Value ($)
Long-Term Municipal Investments 99.8%
Alaska 2.1%
Anchorage, AK, Electric Revenue, 6.5%, 12/1/2015 (b)	5,000,000	5,972,650
North Slope Borough, AK, County (GO) Lease, Series B, Zero Coupon, 6/30/2011 (b)	5,000,000	3,281,650
North Slope Borough, AK, Other GO:
Series B, Zero Coupon, 6/30/2004 (b)	30,500,000	28,961,580
Series B, Zero Coupon, 6/30/2005 (b)	43,800,000	39,860,628
Series A, Zero Coupon, 6/30/2006 (b)	11,000,000	9,573,740
Series A, Zero Coupon, 6/30/2008 (b)	18,000,000	14,028,480
		101,678,728
Arizona 1.6%
Arizona, School District GO, School Facilities Board Revenue:
5.5%, 7/1/2014	5,000,000	5,425,500
5.5%, 7/1/2015	3,000,000	3,236,640
5.5%, 7/1/2016	5,000,000	5,363,450
Arizona, State Agency (GO) Lease, Municipal Finance Program, Series 25, 7.875%, 8/1/2014 (b)	3,500,000	4,509,120
Arizona, Water & Sewer Revenue, Infrastructure Financing Authority:
Series A, 5.375%, 10/1/2016	3,540,000	3,755,692
Series A, 5.375%, 10/1/2017	2,280,000	2,404,739
Series A, 5.375%, 10/1/2018	2,200,000	2,305,072
Maricopa County, AZ, School District GO, District No. 28, Kyrene Elementary, Series B, Zero Coupon, 1/1/2006 (b)	4,905,000	4,349,901
Mesa, AZ, Electric Revenue:
5.25%, 7/1/2016 (b)	7,500,000	8,029,125
5.25%, 7/1/2017 (b)	10,000,000	10,684,100
Phoenix, AZ, Transportation/Tolls Revenue:
Series A, Zero Coupon, 7/1/2012 (b)	4,675,000	2,933,376
Series A, Zero Coupon, 7/1/2013 (b)	4,700,000	2,779,533
Phoenix, AZ, Water & Sewer Revenue, Civic Improvement Corp., 6.0%, 7/1/2011 (b)	4,105,000	4,713,813
Scottsdale, AZ, Other GO:
5.375%, 7/1/2013	3,515,000	3,841,227
5.375%, 7/1/2014	2,680,000	2,907,586
5.375%, 7/1/2015	2,635,000	2,840,214
Tucson, AZ, Water & Sewer Revenue:
5.5%, 7/1/2015 (b)	1,430,000	1,569,811
5.5%, 7/1/2018 (b)	4,100,000	4,405,491
		76,054,390
Arkansas 0.9%
Jonesboro, AR, Hospital & Healthcare Revenue, Healthcare Facilities Authority, Bernard's Regional Medical Center, Series A, 5.8%, 7/1/2012 (b)	4,025,000	4,318,141
North Little Rock, AR, Electric Revenue:
Series A, 6.5%, 7/1/2010 (b)	19,750,000	23,019,415
Series A, 6.5%, 7/1/2015 (b)	13,080,000	15,580,504
		42,918,060
California 6.4%
Alameda County, County (GO) Lease, Certificate of Participation, Santa Rita Jail Project, 5.375%, 6/1/2009 (b)	5,000,000	5,564,800
Banning, CA, Water & Sewer Revenue, Certificate of Participation, Water System Improvement Project, 8.0%, 1/1/2019 (b)	960,000	1,276,253
Banning, CA, Water & Sewer Revenue, Certificate of Participation, Water System Reference & Improvement Project, 8.0%, 1/1/2019 (b)	1,080,000	1,385,435
California, Higher Education Revenue, Marymount University, Zero Coupon, 10/1/2014 (b)	1,000,000	557,440
California, Multi Family Housing Revenue, Series A, 7.7%, 8/1/2010	1,000,000	1,024,100
California, Senior Care Revenue, Statewide Community Development Authority, California Lutheran Homes, 5.5%, 11/15/2008	2,250,000	2,511,405
California, State Agency (GO) Lease, Series A, 6.3%, 12/1/2006 (b)	8,095,000	9,270,394
California, State GO:
5.0%, 11/1/2016	10,000,000	10,145,900
5.0%, 11/1/2017	10,000,000	10,078,000
5.0%, 6/1/2021	14,500,000	14,178,245
5.0%, 2/1/2025	5,000,000	4,825,450
5.5%, 3/1/2015 (b)	20,000,000	21,589,600
5.75%, 5/1/2010	10,000,000	11,180,700
6.25%, 10/1/2007 (b)	4,000,000	4,619,040
6.25%, 4/1/2008 (b)	5,000,000	5,757,400
6.6%, 2/1/2009 (b)	15,600,000	18,334,836
California, Water & Sewer Revenue, Series W, 5.5%, 12/1/2015	3,390,000	3,689,371
Foothill, CA, Transportation/Toll Revenue, Eastern Corridor Agency:
Series A, Prerefunded, 6.0%, 1/1/2016	20,400,000	23,542,824
Series A, Prerefunded, 7.1%, 1/1/2011	4,000,000	4,192,480
Series A, Prerefunded, 7.1%, 1/1/2012	4,000,000	4,192,480
Series A, Prerefunded, 7.15%, 1/1/2014	6,250,000	6,563,438
Series A, ETM, 7.05%, 1/1/2009	5,000,000	5,075,450
Foothill, CA:
Series A, ETM, Zero Coupon, 1/1/2015	11,000,000	6,015,130
Series A, ETM, Zero Coupon, 1/1/2017	5,000,000	2,404,050
Los Angeles County, County (GO) Lease, Capital Asset Leasing Corp., 6.0%, 12/1/2006 (b)	9,000,000	10,213,830
Los Angeles County, County (GO) Lease, Certificate of Participation:
Zero Coupon, 9/1/2007	4,030,000	3,348,849
Zero Coupon, 9/1/2009	5,425,000	4,024,374
Los Angeles, CA, Airport Revenue, Regional Airports Improvement Corporation Lease, Series C, 7.5%, 12/1/2024	2,500,000	2,439,125
Los Angeles, CA, Sales & Special Tax Revenue, Metropolitan Transportation Authority, Series B, 5.25%, 7/1/2018	7,470,000	7,793,600
Los Angeles, CA, School District GO, Unified School District:
5.75%, 7/1/2015 (b)	2,000,000	2,273,800
5.75%, 7/1/2016 (b)	17,000,000	19,303,160
Madera County, Hospital & Healthcare Revenue, Certificate of Participation, Valley Childrens Hospital, 6.5%, 3/15/2010 (b)	2,840,000	3,359,947
Murrieta Valley, CA, School District GO, Unified School District, Series A, Zero Coupon, 9/1/2014 (b)	4,235,000	2,378,588
Oakland, CA, Sales & Special Tax Revenue, Redevelopment Agency, 6.0%, 2/1/2007 (b)	2,000,000	2,259,560
Oakland, CA, Special Assessment Revenue, Oakland Convention Centers:
5.5%, 10/1/2013 (b)	2,740,000	3,067,622
5.5%, 10/1/2014 (b)	2,000,000	2,234,860
Roseville, CA, School District GO, Junior High:
Series B, Zero Coupon, 8/1/2010 (b)	1,830,000	1,311,104
Series B, Zero Coupon, 8/1/2015 (b)	1,000,000	528,740
San Diego, CA, Electric Revenue, Rites-PA 626, Inverse Floating Rate Note, Industrial Development Authority, 10.375%, 9/1/2019** (b)	7,300,000	7,691,572
San Diego, CA, School District GO, Series A, Zero Coupon, 7/1/2014 (b)	3,420,000	1,935,994
San Diego, CA, Water & Sewer Revenue, Certificate of Participation:
5.632%, 4/25/2007 (b)	6,300,000	6,993,189
5.681%, 4/22/2009 (b)	4,500,000	5,032,485
San Francisco, CA, Sales & Special Tax Revenue, Bay Area Rapid Transit District, 6.75%, 7/1/2010 (b)	2,000,000	2,415,760
San Joaquin County, County (GO) Lease, Certificate of Participation, Facilities Project, 5.5%, 11/15/2013 (b)	3,895,000	4,364,815
San Joaquin Hills, CA, Transportation/Tolls Revenue, Transportation Corridor Agency, Series A, Zero Coupon, 1/15/2012 (b)	5,000,000	3,272,250
San Joaquin Hills, CA, Transportation/Tolls Revenue, Transportation Corridor Agency, Toll Road Revenue:
Series A, Zero Coupon, 1/15/2013 (b)	35,295,000	21,738,896
Series A, Zero Coupon, 1/15/2014 (b)	14,905,000	8,603,166
Ukiah, CA, School District (GO) Lease, Zero Coupon, 8/1/2015 (b)	2,000,000	1,056,660
		305,616,167
Colorado 4.5%
Colorado, Hospital & Healthcare Revenue, Portercare Adventist Health Project, 6.5%, 11/15/2031	3,000,000	3,126,930
Colorado, Multi Family Housing Revenue:
Series A, 8.1%, 10/1/2005	2,030,000	2,098,939
Series A, 8.15%, 10/1/2006	2,145,000	2,216,429
Series A, 8.15%, 10/1/2007	2,320,000	2,395,841
Series A, 8.2%, 10/1/2008	2,510,000	2,590,621
Series A, 8.2%, 10/1/2009	2,725,000	2,810,729
Series A, 8.25%, 10/1/2010	1,940,000	2,000,567
Series A, 8.25%, 10/1/2011	1,680,000	1,731,929
Series A, 8.25%, 10/1/2012	1,945,000	2,004,712
Colorado, Sales & Special Tax Revenue, Metropolitan Football Stadium:
Series A, Zero Coupon, 1/1/2008 (b)	2,000,000	1,599,720
Series A, Zero Coupon, 1/1/2009 (b)	17,150,000	12,977,405
Series A, Zero Coupon, 1/1/2010 (b)	8,000,000	5,712,800
Colorado, Senior Care Revenue, Health Facilities Authority:
6.75%, 12/1/2015	1,750,000	1,852,043
6.75%, 12/1/2025	4,150,000	4,330,442
Colorado, Transportation/Tolls Revenue:
Series A, 5.5%, 6/15/2014 (b)	6,000,000	6,549,360
Series A, 5.5%, 6/15/2016 (b)	5,000,000	5,391,650
Series A, 5.75%, 9/1/2014 (b)	14,700,000	16,584,981
6.0%, 6/15/2010 (b)	8,680,000	9,879,229
Colorado, Transportation/Tolls Revenue, Public Highway Authority, Zero Coupon, 9/1/2016 (b)	5,000,000	2,409,200
Colorado, Transportation/Tolls Revenue:
Series B, Zero Coupon, 9/1/2014 (b)	11,295,000	6,175,428
Series B, Zero Coupon, 9/1/2015 (b)	21,500,000	11,046,055
Series B, Zero Coupon, 9/1/2017 (b)	8,000,000	3,618,880
Series B, Zero Coupon, 9/1/2018 (b)	20,560,000	8,759,588
Series B, Zero Coupon, 9/1/2019 (b)	36,500,000	14,460,935
Series B, Zero Coupon, 9/1/2020 (b)	7,000,000	2,586,710
Series B, Zero Coupon, 9/1/2024 (b)	10,000,000	2,894,700
Series B, Zero Coupon, 9/1/2024 (b)	20,000,000	5,727,200
Series B, Zero Coupon, 9/1/2025 (b)	20,000,000	5,463,400
Series B, Zero Coupon, 9/1/2034	15,200,000	1,407,216
Denver, CO, Airport Revenue:
AMT, Series C, 6.75%, 11/15/2022	5,180,000	5,358,762
AMT, Series B, 7.25%, 11/15/2012	12,715,000	13,157,482
AMT, Series A, 7.4%, 11/15/2005	1,250,000	1,356,763
AMT, Series A, 7.5%, 11/15/2006	1,000,000	1,087,710
AMT, Series A, 7.5%, 11/15/2023	5,945,000	6,532,544
AMT, Series A, Prerefunded, 7.5%, 11/15/2023	1,240,000	1,408,739
Denver, CO, Airport Revenue, Rites-PA 762, AMT, Inverse Floating Rate Note, 10.224%, 11/15/2013** (b)	5,000,000	5,997,050
Denver, CO, Sales & Special Tax Revenue, Urban Renewal Tax Increment Revenue, AMT, 7.5%, 9/1/2004	560,000	562,442
Denver, CO, School District GO:
Series A, 6.5%, 6/1/2010	3,225,000	3,771,154
Series A, 6.5%, 12/1/2010	3,000,000	3,539,490
Douglas County, CO, School District GO:
Series A, 6.5%, 12/15/2016 (b)	715,000	786,514
7.0%, 12/15/2013 (b)	10,000,000	12,327,600
Mesa County, CO, Residual Revenue, ETM, Zero Coupon, 12/1/2011	11,435,000	7,485,694
		213,775,583
Connecticut 1.5%
Bridgeport, CT, Core City GO, Series A, 6.0%, 7/15/2014 (b)	5,535,000	6,170,861
Connecticut, Sales & Special Tax Revenue:
Series II, Inverse Floating Rate Note, 9.17%, 10/1/2014**	8,390,000	9,676,858
Series II, Inverse Floating Rate Note, 9.17%, 10/1/2015**	2,000,000	2,278,260
Series II, Inverse Floating Rate Note, 9.17%, 10/1/2016**	1,050,000	1,179,602
Series II, Inverse Floating Rate Note, 9.17%, 10/1/2017**	830,000	922,105
Connecticut, Sales & Special Tax Revenue, Transportation infrastructure, Series A, 5.5%, 9/1/2013	7,480,000	8,185,514
Connecticut, State GO:
Series A, 5.375%, 4/15/2016	2,805,000	2,986,091
Series A, 5.375%, 4/15/2017	4,870,000	5,152,655
Series A, 5.375%, 4/15/2018	4,000,000	4,203,000
Series A, 5.375%, 4/15/2019	10,075,000	10,529,685
Series C, 5.5%, 12/15/2014	5,000,000	5,553,700
5.5%, 12/15/2015	5,000,000	5,542,950
Series E, 6.0%, 3/15/2012	7,300,000	8,386,313
Greenwich, CT, Multi Family Housing Revenue, 6.35%, 9/1/2027	2,640,000	2,573,604
		73,341,198
District of Columbia 1.7%
District of Columbia, Series A1, Prerefunded, 6.5%, 6/1/2010 (b)	1,095,000	1,281,249
District of Columbia, Core City GO:
Series B2, 5.5%, 6/1/2008 (b)	3,225,000	3,527,731
Series B1, 5.5%, 6/1/2008 (b)	11,300,000	12,360,731
Series B3, 5.5%, 6/1/2009 (b)	2,840,000	3,111,476
Series B3, 5.5%, 6/1/2012 (b)	1,050,000	1,149,309
Series A1, 6.5%, 6/1/2010 (b)	1,175,000	1,364,387
Certificate of Participation, 7.3%, 1/1/2013	1,000,000	1,032,930
District of Columbia, Core City GO, Rites-PA 568, Inverse Floating Rate Note, 10.60%, 6/1/2007**	12,500,000	14,840,000
District of Columbia, Core City GO, Series B, Zero Coupon, 6/1/2003 (b)	2,000,000	1,961,880
District of Columbia, County (GO) Lease, Certificate of Participation, 6.875%, 1/1/2003	490,000	500,574
District of Columbia, School District GO, Public Utility Revenue, Series 16, Inverse Floating Rate Note, 10.24%, 10/1/2014**	2,750,000	3,486,120
District of Columbia, State GO:
6.125%, 6/1/2003 (b)	1,095,000	1,120,743
Inverse Floating Rate Note, 9.26%, 12/7/2008**	20,620,000	23,851,566
District of Columbia, Water & Sewer Revenue, Public Utility Revenue:
5.5%, 10/1/2023 (b)	5,000,000	5,301,550
Series 14, Inverse Floating Rate Note, 10.24%, 10/1/2012**	1,970,000	2,510,095
Series 15, Inverse Floating Rate Note, 10.24%, 10/1/2013**	3,565,000	4,526,231
Series 13, Inverse Floating Rate Note, 10.24%, 10/1/2016**	1,210,000	1,542,036
		83,468,608
Florida 3.0%
Florida, Industrial Development Revenue, Capital Travel Agency, Series A, 10.0%, 10/1/2033	11,000,000	11,037,950
Florida, Sales & Special Tax Revenue, Board of Education Lottery Revenue, Series A, 5.75%, 7/1/2012 (b)	6,530,000	7,256,985
Florida, State GO, Board of Public Education, Series D, 5.375%, 6/1/2016	5,765,000	6,131,827
Florida, Water & Sewer Revenue, Development of Environmental Protection Preservation Authority, Series A, 5.75%, 7/1/2012 (b)	10,000,000	11,113,300
Highlands County, Hospital & Healthcare Revenue, Health Facilities Authority, Adventist Hospital:
Series A, 6.0%, 11/15/2031	7,000,000	7,066,710
5.25%, 11/15/2028	5,300,000	4,864,499
Hillsborough County, Hospital & Healthcare Revenue, Industrial Development Authority Pollution Control, 8.0%, 5/1/2022	10,000,000	10,340,100
Jacksonville, FL, Health Facilities Authority:
Prerefunded, 11.5%, 10/1/2012	85,000	136,037
Prerefunded, 11.5%, 10/1/2012	15,000	20,027
Prerefunded, 11.5%, 10/1/2012	35,000	42,226
Prerefunded, 11.5%, 10/1/2012	40,000	50,923
Prerefunded, 11.5%, 10/1/2012	10,000	11,249
Jacksonville, FL, Sales & Special Tax Revenue, Local Government:
5.5%, 10/1/2014 (b)	3,000,000	3,253,770
5.5%, 10/1/2014 (b)	4,025,000	4,440,702
5.5%, 10/1/2015 (b)	4,730,000	5,197,561
5.5%, 10/1/2016 (b)	6,760,000	7,396,657
5.5%, 10/1/2018 (b)	5,470,000	5,967,989
Lee County, Airport Revenue:
AMT, Series 14, Inverse Floating Rate Note, 10.23%, 10/1/2013**	3,960,000	4,805,856
Series 14, Inverse Floating Rate Note, 10.48%, 10/1/2015**	1,500,000	1,812,990
Series 14, Inverse Floating Rate Note, 10.23%, 10/1/2020**	1,410,000	1,610,460
Miami-Dade County, FL, Sales & Special Tax Revenue:
Series A, Zero Coupon, 10/1/2014 (b)	2,195,000	1,185,871
Series A, Zero Coupon, 10/1/2022 (b)	7,000,000	2,217,110
Orange County, Health Facilities Authority Orlando Regional Facilities, Series A, ETM, 6.25%, 10/1/2016 (b)	710,000	838,084
Orange County, Hospital & Healthcare Revenue, Health Facilities Authority, Orlando Regional Healthcare: Series A, 6.25%, 10/1/2016 (b)	290,000	338,297
Series C, 6.25%, 10/1/2021 (b)	6,000,000	6,942,540
Orlando, FL, Electric Revenue, Community Utilities, 6.75%, 10/1/2017	3,500,000	4,249,490
Palm Beach County, Airport Revenue:
5.75%, 10/1/2012 (b) (c)	5,000,000	5,568,650
5.75%, 10/1/2013 (b) (c)	5,000,000	5,565,300
Palm Beach County, Resource Recovery Revenue, Solid Waste Authority, Series A, Zero Coupon, 10/1/2013 (b)	20,000,000	11,780,600
Sunrise, FL, Water & Sewer Revenue, Utility Systems, 5.5%, 10/1/2018 (b)	10,000,000	10,910,400
		142,154,160
Georgia 2.3%
Atlanta, GA, Airport Revenue, AMT:
Series B, 5.75%, 1/1/2010	4,240,000	4,618,335
Series B, 5.75%, 1/1/2011 (b)	1,590,000	1,731,526
Series C, 6.0%, 1/1/2011 (b)	7,375,000	8,148,933
Series C, 6.125%, 1/1/2012 (b)	7,735,000	8,603,022
Atlanta, GA, Water & Sewer Revenue, Series A, 5.5%, 11/1/2019 (b)	13,000,000	14,137,760
Cobb County, GA, Hospital & Healthcare Revenue, Series A, 5.625%, 4/1/2011 (b)	2,305,000	2,551,451
Fulton County, Single Family Housing Revenue:
AMT, Series A, 6.55%, 3/1/2018	130,000	133,604
AMT, Series A, 6.6%, 3/1/2028	1,960,000	2,013,449
Georgia, Electric Revenue, Municipal Electric Authority Power Revenue:
Series Y, 6.4%, 1/1/2013 (b)	3,305,000	3,866,982
Series Y, Prerefunded, ETM, 6.4%, 1/1/2013 (b)	195,000	230,336
Series V, 6.5%, 1/1/2012 (b)	5,000,000	5,814,450
Series X, 6.5%, 1/1/2012 (b)	3,500,000	4,065,075
Series W, 6.6%, 1/1/2018 (b)	11,270,000	13,528,733
Georgia, Electric Revenue, Rites-PA 786, Inverse Floating Rate Note, 11.024%, 1/1/2016**	4,600,000	6,210,000
Georgia, Higher Education Revenue, GO, Series D, 5.75%, 10/1/2013	5,000,000	5,538,000
Georgia, State GO:
Series C, 5.5%, 9/1/2014	5,485,000	6,070,469
Series C, 5.75%, 9/1/2013	4,600,000	5,196,252
Series C, 6.0%, 7/1/2011	12,480,000	14,129,107
Georgia, Water & Sewer Revenue, Municipal Electric Authority Power Revenue, Series W, 6.6%, 1/1/2018 (b)	200,000	242,014
Macon-Bibb County, Hospital & Healthcare Revenue, Series C, 5.25%, 8/1/2011 (b)	3,000,000	3,245,760
		110,075,258
Hawaii 0.4%
Hawaii, Airport Revenue, AMT, Series B, 6.5%, 7/1/2013 (b)	6,680,000	7,586,810
Hawaii, State (GO) Lease, 5.875%, 10/1/2015 (b)	2,855,000	3,234,258
Hawaii, State GO:
Series CT, 5.75%, 9/1/2014	5,000,000	5,648,850
Series CU, 5.875%, 10/1/2014 (b)	1,500,000	1,699,260
		18,169,178
Illinois 12.4%
Chicago, IL, Airport Revenue, O'Hare International Airport, United Airlines, Inc. Project, Series A, 5.35%, 9/1/2016	4,250,000	2,234,523
Chicago, IL, Central Station Project, Series A, Prerefunded, 8.9%, 1/1/2011	1,350,000	1,386,383
Chicago, IL, Core City GO:
Series B, 5.0%, 1/1/2010 (b)	5,200,000	5,490,056
Series B, 5.0%, 1/1/2011 (b)	1,620,000	1,715,531
Series B, 5.125%, 1/1/2015 (b)	9,550,000	10,047,937
Series A, 5.375%, 1/1/2013 (b)	15,410,000	16,662,987
6.25%, 1/1/2011 (b)	3,000,000	3,445,080
Chicago, IL, Core City GO:
Series A, Zero Coupon, 1/1/2013 (b)	6,250,000	3,744,375
Zero Coupon, 1/1/2017 (b)	20,000,000	9,313,400
Chicago, IL, Emergency Telephone Systems, ETM, 5.6%, 1/1/2009 (b)	7,200,000	7,963,776
Chicago, IL, Public Housing Revenue:
Series A, ETM, Zero Coupon, 1/1/2006 (b)	2,430,000	2,158,788
Series A, ETM, Zero Coupon, 1/1/2008 (b)	4,000,000	3,209,960
Chicago, IL, Sales & Special Tax Revenue, 5.375%, 1/1/2014 (b)	5,000,000	5,375,000
Chicago, IL, School District (GO) Lease, Board of Education:
Series A, 6.0%, 1/1/2016 (b)	11,025,000	12,504,996
Series A, 6.0%, 1/1/2020 (b)	36,625,000	41,311,901
Series A, 6.25%, 1/1/2009 (b)	6,735,000	7,622,942
Series A, 6.25%, 1/1/2011 (b)	10,000,000	11,483,600
Series A, 6.25%, 1/1/2015 (b)	28,725,000	33,288,254
Chicago, IL, School District (GO) Lease, Public Housing Revenue:
Series A, 5.25%, 12/1/2008 (b)	2,655,000	2,880,622
Series A, 5.25%, 12/1/2011 (b)	9,705,000	10,516,338
Chicago, IL, School District (REV) Lease, Board of Education:
Series A, 6.25%, 1/1/2010 (b)	11,550,000	13,125,767
6.25%, 12/1/2011 (b)	1,600,000	1,858,176
Chicago, IL, School District (REV) Lease, Public Housing Revenue, Series A, 5.25%, 12/1/2009 (b)	10,420,000	11,295,384
Chicago, IL, School District GO, Board of Education, 6.0%, 12/1/2016 (b)	5,000,000	5,408,800
Chicago, IL, School District GO, Board of Education:
Series B, Zero Coupon, 12/1/2009 (b)	7,615,000	5,490,187
Series A, Zero Coupon, 12/1/2012 (b)	3,500,000	2,122,645
Series A, Zero Coupon, 12/1/2014 (b)	2,000,000	1,070,920
Chicago, IL, Water & Sewer Revenue:
5.375%, 1/1/2013 (b)	3,215,000	3,465,127
5.5%, 1/1/2010 (b)	7,220,000	7,855,649
Zero Coupon, 11/1/2012 (b)	6,350,000	3,898,011
Zero Coupon, 11/1/2018 (b)	5,165,000	2,167,441
Cook & Dupage Counties, School District GO:
Zero Coupon, 12/1/2007	2,550,000	2,075,139
Zero Coupon, 12/1/2008	2,625,000	2,020,174
Zero Coupon, 12/1/2009	2,860,000	2,077,161
Cook County, County GO, Rites-PA 591, Inverse Floating Rate Note, 11.15%, 11/15/2013**	10,610,000	14,575,169
Cook County, IL, ETM, Zero Coupon, 11/1/2004 (b)	3,205,000	3,018,661
Cook County, County GO, 6.5%, 11/15/2014 (b)	18,560,000	22,079,347
Decatur, Other GO:
Zero Coupon, 10/1/2003 (b)	1,455,000	1,414,085
Zero Coupon, 10/1/2004 (b)	1,415,000	1,334,840
Hoffman Estates, IL, Sales & Special Tax Revenue, Tax Increment Revenue:
Zero Coupon, 5/15/2006	4,500,000	3,883,455
Zero Coupon, 5/15/2007	15,460,000	12,655,711
Illinois, Educational Facilities Authority:
Series A, ETM, Zero Coupon, 7/1/2004 (b)	2,860,000	2,716,285
Series A, ETM, Zero Coupon, 7/1/2005 (b)	7,100,000	6,471,224
Illinois, Health Facilities Authority, ETM, 7.0%, 2/15/2009	4,695,000	5,316,994
Illinois, Airport Revenue, Regional Transportation Authority, Rites-PA 584, Inverse Floating Rate Note, 11.53%, 11/1/2021**	12,900,000	18,508,533
Illinois, Higher Education Revenue, University Retirement System:
Zero Coupon, 10/1/2003 (b)	2,750,000	2,669,315
Zero Coupon, 10/1/2005 (b)	7,000,000	6,318,830
Illinois, Higher Education Revenue:
Zero Coupon, 4/1/2005 (b)	3,830,000	3,513,259
Zero Coupon, 4/1/2015 (b)	3,300,000	1,735,635
Illinois, Hospital & Healthcare Revenue, Adventist Health System, 5.5%, 11/15/2020	10,000,000	9,603,500
Illinois, Hospital & Healthcare Revenue, Development Finance Authority, Adventist Health System, 5.25%, 11/15/2029	5,475,000	5,084,304
Illinois, Hospital & Healthcare Revenue, Health Facilities Authority:
5.2%, 9/1/2012	1,000,000	999,290
6.0%, 8/15/2006 (b)	1,380,000	1,521,008
6.0%, 8/15/2007 (b)	1,460,000	1,621,082
6.0%, 8/15/2008 (b)	1,550,000	1,725,879
6.0%, 8/15/2009 (b)	1,640,000	1,830,962
6.25%, 8/15/2013 (b)	3,400,000	3,920,506
Series A, 6.25%, 1/1/2015 (b)	17,000,000	19,647,580
6.4%, 6/1/2008 (b)	1,350,000	1,524,461
Illinois, Pollution Control Revenue, Commonwealth Edison Company Project, Series D, 6.75%, 3/1/2015 (b)	16,780,000	18,574,453
Illinois, Pollution Control Revenue, Development Finance Authority Pollution Control, 5.85%, 1/15/2014 (b)	5,000,000	5,569,450
Illinois, Project Revenue, Metropolitan Pier and Exposition Authority, Zero Coupon, 6/15/2016 (b)	10,000,000	4,850,900
Illinois, Project Revenue, Zero Coupon, 1/1/2014	17,975,000	10,213,575
Illinois, Sales & Special Tax Revenue:
6.0%, 6/15/2010	3,500,000	3,960,390
6.125%, 6/15/2012	2,000,000	2,293,380
6.25%, 12/15/2011 (b)	3,000,000	3,472,830
6.25%, 12/15/2020 (b)	6,975,000	8,026,970
Series A, 6.5%, 12/15/2007 (b)	4,765,000	5,493,521
Series A, 6.5%, 12/15/2008 (b)	5,255,000	6,100,897
Series P, 6.5%, 6/15/2013	2,100,000	2,436,189
Illinois, Sales & Special Tax Revenue, Development Finance Authority, 7.5%, 11/15/2013	3,750,000	4,180,613
Illinois, Sales & Special Tax Revenue, Metropolitan Pier and Exposition Authority:
Zero Coupon, 6/15/2011 (b)	3,795,000	2,498,135
Zero Coupon, 6/15/2013 (b)	7,565,000	4,437,099
Illinois, Special Assessment Revenue, Metropolitan Pier and Exposition Authority, Zero Coupon, Series A, 12/15/2018 (b)	6,660,000	2,758,972
Illinois, State GO, 5.5%, 5/1/2016	2,500,000	2,717,175
Illinois, Transportation/Tolls Revenue, State Toll Highway Authority, Series A, 5.5%, 1/1/2013	3,665,000	4,001,410
Illinois, Water & Sewer Revenue, Northwest Suburban Municipal Joint Action Water Agency, 6.45%, 5/1/2007 (b)	2,575,000	2,913,046
Joliet, IL, Higher Education Revenue, College Assistance Corp., North Campus Extension Center Project, 6.7%, 9/1/2012 (b)	2,500,000	2,927,900
Kane Cook & Du Page County, IL, School District GO:
Series B, Zero Coupon, 1/1/2011 (b)	1,040,000	701,522
Series B, Zero Coupon, 1/1/2012 (b)	1,300,000	829,790
Series B, Zero Coupon, 1/1/2013 (b)	4,595,000	2,764,260
Kane County, School District GO, Aurora West Side, Series A, 6.5%, 2/1/2010 (b)	1,775,000	2,048,279
Kendall Kane and Will Counties, School District GO:
Zero Coupon, 3/1/2005 (b)	1,540,000	1,416,230
Zero Coupon, 3/1/2006 (b)	1,595,000	1,405,051
Lake Cook Kane and McHenry Counties, IL, School District GO, 6.3%, 12/1/2017	1,885,000	2,208,673
Lake County, Higher Education Revenue, District No. 117:
Series B, Zero Coupon, 12/1/2013 (b)	5,880,000	3,384,940
Series B, Zero Coupon, 12/1/2014 (b)	5,985,000	3,236,149
Macon County & Decatur, IL, County (GO) Lease, 6.5%, 1/1/2006 (b)	1,500,000	1,666,545
Northern, IL, Higher Education Revenue, University, Auxilary Facilities System:
Zero Coupon, 4/1/2005 (b)	1,865,000	1,710,280
Zero Coupon, 10/1/2005 (b)	1,865,000	1,682,957
Zero Coupon, 4/1/2006 (b)	1,865,000	1,637,657
Zero Coupon, 10/1/2006 (b)	1,865,000	1,608,413
Zero Coupon, 4/1/2007 (b)	1,865,000	1,559,177
Zero Coupon, 10/1/2007 (b)	1,865,000	1,528,554
Oak Lawn, IL, Water & Sewer Revenue:
Zero Coupon, 10/1/2003 (b)	1,295,000	1,254,531
Zero Coupon, 10/1/2004 (b)	1,295,000	1,212,107
Zero Coupon, 10/1/2005 (b)	1,295,000	1,161,719
Zero Coupon, 10/1/2006 (b)	1,295,000	1,110,670
Rosemont, IL, Other GO, Tax Increment:
Zero Coupon, 12/1/2004 (b)	6,000,000	5,634,180
Zero Coupon, 12/1/2005 (b)	11,515,000	10,335,288
Zero Coupon, 12/1/2007 (b)	2,655,000	2,161,754
Skokie, IL, Other GO, Park District, Series B, Zero Coupon, 12/1/2011 (b)	3,000,000	1,942,110
St. Charles, IL, Multi Family Housing Revenue, Wessel Court Project, AMT, 7.6%, 4/1/2024	3,525,000	3,545,304
University Park, IL, Sales & Special Tax Revenue, Governors Gateway Industrial Park, 8.5%, 12/1/2011	2,300,000	2,435,424
Will County, IL, Community Unit School District No. 201-U, ETM, Zero Coupon, 12/15/2006 (b)	3,725,000	3,199,887
Will County, County GO:
Series B, Zero Coupon, 12/1/2011 (b)	4,145,000	2,680,862
Series B, Zero Coupon, 12/1/2012 (b)	2,480,000	1,516,446
Series B, Zero Coupon, 12/1/2013 (b)	12,030,000	6,925,310
Series B, Zero Coupon, 12/1/2014 (b)	10,255,000	5,544,981
Will County, School District GO, Community Unit School District No. 365-U, Series B, Zero Coupon, 11/1/2015	8,000,000	4,059,920
Winnebago County, School District GO, District No.122 Harlem-Loves:
6.55%, 6/1/2009 (b)	1,675,000	1,937,858
6.55%, 6/1/2010 (b)	1,825,000	2,122,074
		595,572,752
Indiana 1.7%
Indiana, Electric Revenue, Municipal Power Agency:
Series B, 5.5%, 1/1/2016 (b)	10,160,000	11,027,359
Series B, 6.0%, 1/1/2012 (b)	1,750,000	1,982,313
Indiana, Health Facilities Financing Authority:
ETM, 6.0%, 7/1/2010 (b)	1,035,000	1,172,903
ETM, 6.0%, 7/1/2011 (b)	1,100,000	1,252,207
Indiana, Higher Education Revenue:
Series H, Zero Coupon, 8/1/2006 (b)	8,500,000	7,374,515
Series H, Zero Coupon, 8/1/2008 (b)	10,000,000	7,795,300
Indiana, Hospital & Healthcare Revenue, Fayette Memorial Hospital Project, 7.2%, 10/1/2022	1,800,000	1,830,924
Indiana, Hospital & Healthcare Revenue, Health Facilities Finance Authority, Greenwood Village South Project, 5.625%, 5/15/2028	2,100,000	1,747,893
Indiana, Hospital & Healthcare Revenue, Health Facilities Financing Authority:
Series D, 5.75%, 11/15/2012	4,660,000	5,002,137
ETM, 6.0%, 7/1/2002 (b)	405,000	406,418
ETM, 6.0%, 7/1/2003 (b)	430,000	448,309
ETM, 6.0%, 7/1/2004 (b)	455,000	486,595
Prerefunded, ETM, 6.0%, 7/1/2004 (b)	850,000	913,147
ETM, 6.0%, 7/1/2005 (b)	485,000	526,560
Prerefunded, ETM, 6.0%, 7/1/2005 (b)	1,535,000	1,677,433
Prerefunded, ETM, 6.0%, 7/1/2006 (b)	1,630,000	1,808,289
ETM, 6.0%, 7/1/2006 (b)	515,000	566,145
Prerefunded, ETM, 6.0%, 7/1/2007 (b)	1,725,000	1,933,121
ETM, 6.0%, 7/1/2007 (b)	545,000	604,045
Prerefunded, ETM, 6.0%, 7/1/2008 (b)	945,000	1,063,768
ETM, 6.0%, 7/1/2008 (b)	300,000	333,471
Prerefunded, ETM, 6.0%, 7/1/2009 (b)	980,000	1,108,537
ETM, 6.0%, 7/1/2009 (b)	310,000	345,579
ETM, 6.0%, 7/1/2010 (b)	325,000	362,729
ETM, 6.0%, 7/1/2011 (b)	345,000	389,119
ETM, 6.0%, 7/1/2012 (b)	370,000	417,937
Prerefunded, ETM, 6.0%, 7/1/2012 (b)	1,165,000	1,329,195
ETM, 6.0%, 7/1/2013 (b)	390,000	440,778
Prerefunded, ETM, 6.0%, 7/1/2013 (b)	1,230,000	1,404,008
ETM, 6.0%, 7/1/2014 (b)	410,000	464,161
Prerefunded, ETM, 6.0%, 7/1/2014 (b)	1,310,000	1,494,841
ETM, 6.0%, 7/1/2015 (b)	440,000	498,406
Prerefunded, ETM, 6.0%, 7/1/2015 (b)	1,385,000	1,580,576
ETM, 6.0%, 7/1/2016 (b)	465,000	525,450
Prerefunded, ETM, 6.0%, 7/1/2016 (b)	1,470,000	1,674,139
ETM, 6.0%, 7/1/2017 (b)	490,000	551,730
Prerefunded, ETM, 6.0%, 7/1/2017 (b)	1,560,000	1,774,562
ETM, 6.0%, 7/1/2018 (b)	520,000	584,672
Prerefunded, ETM, 6.0%, 7/1/2018 (b)	1,655,000	1,874,734
Indiana, Transportation/Tolls Revenue, Series A, 7.25%, 6/1/2015	3,120,000	3,881,873
Indiana, Transportation/Tolls Revenue, Transportation Authority:
Series A, 5.75%, 6/1/2012 (b)	4,550,000	5,091,496
Series A, ETM, 7.25%, 6/1/2015	880,000	1,067,519
Indiana, Transportation/Tolls Revenue, Transportation Finance Authority, Series A, 5.75%, 6/1/2012 (b)	450,000	508,244
Merrillville, IN, School District (REV) Lease, Multiple School Building Corp., First Mortgage, Zero Coupon, 1/15/2011 (b)	4,000,000	2,691,120
		80,014,257
Iowa 0.5%
Iowa, Project Revenue:
5.5%, 2/15/2015 (b)	10,530,000	11,491,810
5.5%, 2/15/2016 (b)	6,645,000	7,229,893
5.5%, 2/15/2020 (b)	5,500,000	5,924,545
		24,646,248
Kansas 1.3%
Johnson County, School District GO, Series B, 5.5%, 9/1/2015 (b)	1,860,000	2,041,052
Kansas, Pollution Control Revenue, Development Financing Authority:
Series II, 5.5%, 5/1/2014	2,000,000	2,189,600
Series II, 5.5%, 11/1/2015	1,000,000	1,094,050
Series II, 5.5%, 11/1/2017	1,000,000	1,086,430
Kansas, Transportation/Tolls Revenue, Series A, 5.75%, 9/1/2012	17,450,000	19,337,392
Kansas, Transportation/Tolls Revenue, Development Financing Authority, Series A, 5.75%, 9/1/2013	8,235,000	9,101,487
Kansas City, KS, Utility Systems Revenue:
ETM, Zero Coupon, 9/1/2004 (b)	3,575,000	3,383,130
ETM, Zero Coupon, 9/1/2005 (b)	5,300,000	4,810,068
ETM, Zero Coupon, 9/1/2006 (b)	1,875,000	1,628,981
Kansas City, KS, Electric Revenue, Utility Systems Revenue:
Zero Coupon, 9/1/2004 (b)	2,640,000	2,499,288
Zero Coupon, 9/1/2006 (b)	1,375,000	1,194,091
Overland Park, KS, Industrial Development Revenue, Development Corp., Series A, 7.375%, 1/1/2032	12,000,000	12,269,040
Saline County, School District GO, 5.5%, 9/1/2017	3,240,000	3,458,700
		64,093,309
Kentucky 2.0%
Kentucky, Hospital & Healthcare Revenue, Economic Development Finance Authority:
Series C, Zero Coupon, 10/1/2011 (b)	10,295,000	9,246,145
Series C, Zero Coupon, 10/1/2012 (b)	13,670,000	12,274,156
Series C, Zero Coupon, 10/1/2013 (b)	8,245,000	7,397,496
Series C, Zero Coupon, 10/1/2014 (b)	5,130,000	4,648,088
Series C, Zero Coupon, 10/1/2015 (b)	5,235,000	4,696,161
Series C, Zero Coupon, 10/1/2016 (b)	6,500,000	5,820,815
Kentucky, Project Revenue:
5.5%, 8/1/2017 (b)	6,770,000	7,402,386
5.5%, 8/1/2018 (b)	5,000,000	5,458,050
5.5%, 8/1/2019 (b)	6,870,000	7,465,492
5.5%, 8/1/2020 (b)	4,320,000	4,675,320
Kentucky, Public Housing Revenue, Property and Buildings Project No. 69, Series A, 5.375%, 8/1/2016	5,000,000	5,284,900
Kentucky, State (REV) Lease, Property and Buildings Project No. 68, 5.75%, 10/1/2015	5,375,000	5,854,773
Kentucky, State Agency (REV) Lease, Property and Buildings Project No. 71:
5.5%, 8/1/2013	2,500,000	2,750,850
5.5%, 8/1/2014	4,250,000	4,667,605
5.5%, 8/1/2015	4,000,000	4,379,280
Kentucky, Transportation/Tolls Revenue, Turnpike Authority Economic Development, Series A, 5.5%, 7/1/2013 (b)	4,900,000	5,388,922
		97,410,439
Louisiana 0.5%
Jefferson, LA, Sales & Special Tax Revenue:
5.75%, 12/1/2015 (b) (c)	2,335,000	2,483,740
5.75%, 12/1/2016 (b) (c)	2,465,000	2,600,895
5.75%, 12/1/2017 (b) (c)	2,610,000	2,731,757
5.75%, 12/1/2018 (b) (c)	2,760,000	2,865,570
Louisiana, Public Facilities Authority, Centenary College Louisiana Project:
Prerefunded, 5.75%, 2/1/2012	1,000,000	1,113,360
Prerefunded, 5.9%, 2/1/2017	1,000,000	1,120,970
New Orleans, LA, Other GO:
Zero Coupon, 9/1/2005 (b)	2,500,000	2,263,075
Zero Coupon, 9/1/2007 (b)	10,000,000	8,229,200
Orleans, LA, Sales & Special Tax Revenue, Levee, District Improvement Project, 5.95%, 11/1/2014	1,620,000	1,745,291
		25,153,858
Maine 0.1%
Maine, Hospital & Healthcare Revenue, Health and Educational Facilities Authority, Series B, Prerefunded, 7.1%, 7/1/2014	55,000	61,466
Maine, Transportation/Tolls Revenue, Turnpike Authority, 5.625%, 7/1/2017 (b)	4,350,000	4,666,115
		4,727,581
Maryland 1.7%
Baltimore, MD, Sales & Special Tax Revenue, Series A, 5.9%, 7/1/2012 (b)	3,100,000	3,528,110
Maryland, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, 5.75%, 7/1/2013	6,785,000	6,632,609
Maryland, Hospital & Healthcare Revenue, University of Maryland Medical System, 6.75%, 7/1/2030	4,000,000	4,322,480
Maryland, Project Revenue, Economic Development Corp., Chesapeake Bay, Series B, 7.75%, 12/1/2031	37,000,000	35,735,340
Maryland, State GO, 5.75%, 8/1/2013	18,565,000	20,702,203
Northeast, MD, Resource Recovery Revenue, Waste Disposal Authority:
7.2%, 1/1/2006 (b)	4,940,000	5,419,229
7.2%, 1/1/2007 (b)	3,390,000	3,718,864
		80,058,835
Massachusetts 3.8%
Massachusetts, Port Authority Revenue, ETM, 13.0%, 7/1/2013	1,500,000	2,302,710
Massachusetts, Higher Education Revenue, Building Authority Project:
Series 2, 5.5%, 11/1/2017 (b)	1,105,000	1,171,731
Series 2, 5.5%, 11/1/2018 (b)	1,400,000	1,473,584
Massachusetts, Higher Education Revenue, College Building Authority Project, Series A, 7.5%, 5/1/2014	5,500,000	6,986,540
Massachusetts, State GO, College Building Authority Project, Series A, 7.5%, 5/1/2010	4,110,000	5,046,381
Massachusetts, State GO, Transportation Authority, Series A, 5.875%, 3/1/2015	10,075,000	11,401,878
Massachusetts, Transportation/Tolls Revenue, Turnpike Authority:
Series C, Zero Coupon, 1/1/2018 (b)	10,000,000	4,576,100
Series C, Zero Coupon, 1/1/2019 (b)	5,500,000	2,366,760
Series C, Zero Coupon, 1/1/2020 (b)	7,000,000	2,823,870
Massachusetts, Water & Sewer Revenue, Water Resource Authority, Series C, 6.0%, 12/1/2011	10,000,000	11,461,400
Massachusetts, Airport Revenue, Port Authority, AMT, Series B, 5.5%, 7/1/2015	3,025,000	3,207,982
Massachusetts, Higher Education Revenue, 5.5%, 7/1/2022	9,000,000	9,630,990
Massachusetts, Higher Education Revenue, Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series I-1, 5.2%, 1/1/2028	10,500,000	10,724,385
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Massachusetts General Hospital, Series F, 6.25%, 7/1/2012 (b)	1,000,000	1,145,010
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	5,000,000	4,819,650
Massachusetts, Project Revenue, 9.2%, 12/15/2031	17,000,000	17,379,440
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Series B, 9.15%, 12/15/2023	3,000,000	3,066,930
Massachusetts, Resource Recovery Revenue, Development Finance Agency, Resource Recovery, Inverse Floating Rate Note, Series 563, 9.27%, 1/1/2016** (b)	3,375,000	3,922,931
Massachusetts, Sales & Special Tax Revenue, Federal Highway, Series A, Zero Coupon, 12/15/2014	27,680,000	15,029,963
Massachusetts, State GO, Consolidated Loan:
Series D, 5.5%, 11/1/2018 (b)	4,000,000	4,375,160
Series D, 5.5%, 11/1/2019 (b)	7,500,000	8,156,400
Series D, 5.5%, 11/1/2020 (b)	2,000,000	2,163,420
Massachusetts, State GO, Rites-PA 793, Inverse Floating Rate Note, 10.10%, 10/1/2015**	6,095,000	7,662,512
Massachusetts, State GO, Transportation Authority, Series B, 6.2%, 3/1/2016	17,450,000	20,299,411
Massachusetts, Water & Sewer Revenue, Water Resource Authority:
Series A, 6.5%, 7/15/2009	2,625,000	3,059,018
Series A, 6.5%, 7/15/2019	13,710,000	16,364,530
		180,618,686
Michigan 2.1%
Detroit, MI, Core City GO:
Series B, 6.0%, 4/1/2016 (b)	2,865,000	3,177,084
Series B, 6.25%, 4/1/2010	3,410,000	3,601,096
Detroit, MI, School District GO:
Series C, 5.25%, 5/1/2014 (b)	1,000,000	1,072,850
Series A, 5.5%, 5/1/2015	6,675,000	7,195,650
Series A, 5.5%, 5/1/2017	3,295,000	3,514,019
Detroit, MI, State GO:
Series A-1, 5.375%, 4/1/2016 (b)	2,760,000	2,908,874
Series A-1, 5.375%, 4/1/2018 (b)	3,000,000	3,122,610
Detroit, MI, Water & Sewer Revenue, Series A, Zero Coupon, 7/1/2015 (b)	8,710,000	4,564,650
Grand Rapids, MI, Water & Sewer Revenue, Water Supply, 5.75%, 1/1/2016 (b)	2,955,000	3,216,577
Michigan, Hospital & Healthcare Revenue, Finance Authority:
Series A, 6.0%, 11/15/2013 (b)	10,000,000	10,726,900
Series A, 6.25%, 11/15/2014 (b)	10,000,000	10,868,200
Michigan, Hospital & Healthcare Revenue, Hospital Finance Authority, Gratiot Community Hospital, 6.1%, 10/1/2007	2,250,000	2,337,570
Michigan, Sales & Special Tax Revenue, State Trunk Line: Series A, 5.5%, 11/1/2014	4,055,000	4,387,591
Series A, 5.5%, 11/1/2016	9,545,000	10,198,928
Series A, 5.5%, 11/1/2017	7,000,000	7,629,160
Michigan, State Agency (GO) Lease, Rites-PA 889R, Inverse Floating Rate Note: Series A, 9.32%, 4/15/2009**	4,155,000	4,833,802
Series B, 9.32%, 4/15/2009**	2,500,000	2,872,700
Michigan, State GO:
5.5%, 12/1/2014	5,000,000	5,516,900
5.5%, 12/1/2015	5,875,000	6,455,215
Michigan, Water & Sewer Revenue, Clean Water Revolving Funding, 5.625%, 10/1/2012	2,000,000	2,192,240
Tawas City, MI, Hospital Finance Authority, St. Joseph Health Services, Series A, ETM, 5.6%, 2/15/2013	2,430,000	2,581,924
		102,974,540
Minnesota 0.3%
New Hope, MN, Hospital & Healthcare Revenue, Masonic Home North Ridge:
5.875%, 3/1/2029	2,700,000	2,474,550
5.9%, 3/1/2019	1,335,000	1,261,615
University of Minnesota, Higher Education Revenue:
Series A, 5.75%, 7/1/2017	3,240,000	3,628,768
Series A, 5.75%, 7/1/2018	6,760,000	7,566,738
		14,931,671
Mississippi 0.5%
Jones County, MS, Hospital & Healthcare Revenue, South Central Regional Medical Center, 5.5%, 12/1/2017	1,375,000	1,308,244
Mississippi, State GO:
5.5%, 12/1/2013	5,000,000	5,518,400
5.5%, 12/1/2014	10,655,000	11,745,752
5.5%, 12/1/2015	6,000,000	6,592,560
		25,164,956
Missouri 2.4%
Missouri, Hospital & Healthcare Revenue:
Series AA, 6.35%, 6/1/2008 (b)	8,125,000	9,247,875
Series AA, 6.4%, 6/1/2009 (b)	8,640,000	9,943,517
Missouri, Hospital & Healthcare Revenue, Health and Educational Facilities Authority, Washington University, Series A, 5.5%, 6/15/2016	11,400,000	12,495,654
Missouri, Senior Care Revenue, Health & Educational Facilities Authority, 5.75%, 2/1/2017	3,250,000	3,263,098
Missouri, Transportation/Tolls Revenue:
Series A, 5.625%, 2/1/2013	3,300,000	3,632,178
Series A, 5.625%, 2/1/2014	2,000,000	2,189,160
Series A, 5.625%, 2/1/2016	3,125,000	3,382,938
Missouri, Water & Sewer Revenue, Clarence Cannon Wholesale, 6.0%, 5/15/2020	10,000,000	9,972,400
Missouri, Water & Sewer Revenue, Environmental Improvement and Energy Resource Authority:
Series C, 5.375%, 7/1/2016	3,585,000	3,876,317
Series C, 5.375%, 7/1/2017	4,305,000	4,647,764
Series C, 5.375%, 7/1/2018	3,250,000	3,501,225
Series B, 5.5%, 7/1/2014	3,000,000	3,305,130
Series B, 5.5%, 7/1/2015	3,500,000	3,844,925
Series B, 5.5%, 7/1/2016	5,065,000	5,541,768
Sikeston, MO, Electric Revenue, 6.2%, 6/1/2010 (b)	6,870,000	7,898,576
St. Louis, MO, Special Assessment Revenue, Scullin Redevelopment Area, Series A, 10.0%, 8/1/2010	6,805,000	8,218,807
St. Louis, MO, County GO, Industrial Development Authority, Convention Center Hotel, Zero Coupon, 7/15/2016 (b)	6,895,000	3,437,502
St. Louis, MO, Airport Revenue, Series A, 5.625%, 7/1/2017 (b)	6,000,000	6,417,660
St. Louis, MO, County (GO) Lease, Regional Convention & Sports Complex Authority, Series C, 7.9%, 8/15/2021	240,000	246,732
St. Louis, MO, Industrial Development Revenue, Convention Center AMT, Series A, 6.875%, 12/15/2020	2,500,000	2,514,950
St. Louis, MO, Industrial Development Revenue, St. Louis Convention, AMT, Series A, 7.25%, 12/15/2035	5,000,000	5,029,350
St. Louis, MO, State (GO) Lease, Industrial Development Authority, Convention Center Hotel, Zero Coupon, 7/15/2015 (b)	4,200,000	2,228,058
		114,835,584
Montana 0.1%
Montana, Higher Education Revenue, Series F, 6.0%, 5/15/2019 (b)	5,000,000	5,515,600
Montana, Single Family Housing Revenue, Series A, Zero Coupon, 6/1/2010	5,000	2,044
		5,517,644
Nebraska 0.5%
Omaha, NE, Public Power District, Electric Revenue, Series B, ETM, 6.2%, 2/1/2017	4,700,000	5,405,564
Omaha, NE, Core City GO, Series A, 6.5%, 12/1/2018	1,000,000	1,206,970
Omaha, NE, School District GO:
Series A, 6.5%, 12/1/2012	4,865,000	5,782,150
Series A, 6.5%, 12/1/2015	1,480,000	1,776,222
Series A, 6.5%, 12/1/2016	1,000,000	1,201,220
Series A, 6.5%, 12/1/2017	4,000,000	4,818,360
Scotts Bluff County, Hospital & Healthcare Revenue, Medical Center, Prerefunded, 6.45%, 12/15/2004	915,000	942,011
Scotts Bluff County, Hospital & Healthcare Revenue, 6.45%, 12/15/2004	1,270,000	1,332,967
		22,465,464
Nevada 0.9%
Clark County, NV, School District GO:
Series B, Zero Coupon, 3/1/2005 (b)	8,070,000	7,421,414
Series B, Zero Coupon, 3/1/2009 (b)	4,350,000	3,264,153
Henderson, NV, Hospital & Healthcare Revenue, Catholic Healthcare West, 5.375%, 7/1/2026	15,000,000	13,240,650
Las Vegas, NV, Transportation/Tolls Revenue, Monorail Department Business and Industry: 7.375%, 1/1/2040 (b)	15,000,000	14,354,700
Zero Coupon, 1/1/2013 (b)	5,000,000	3,007,900
		41,288,817
New Hampshire 0.1%
New Hampshire, Senior Care Revenue, Havenwood Heritage Heights, 7.35%, 1/1/2018	2,500,000	2,533,900
New Hampshire, Senior Care Revenue, Higher Education Revenue, Havenwood Heritage Heights, 7.45%, 1/1/2025	4,000,000	4,039,480
		6,573,380
New Jersey 6.0%
Atlantic City, NJ, School District GO, Board of Education:
6.0%, 12/1/2013	4,600,000	5,301,408
6.1%, 12/1/2014	4,500,000	5,236,605
New Jersey, Transportation/Tolls Revenue, Garden State Parkway, ETM, 6.5%, 1/1/2011	3,566,000	4,019,738
New Jersey, Transportation/Tolls Revenue, Turnpike Authority, ETM, 10.375%, 1/1/2003	535,000	561,873
New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,000,000	913,890
New Jersey, Senior Care Revenue, Economic Development Authority, United Methodist Homes:
5.5%, 7/1/2019	4,000,000	3,709,280
5.75%, 7/1/2029	9,500,000	8,563,775
New Jersey, State (REV) Lease, Transportation Trust Fund Authority, Rites-PA 785, Inverse Floating Rate Note, 10.30%, 9/15/2015** (b)	5,190,000	6,451,014
New Jersey, State (REV) Lease, Transportation Trust Fund Authority, Inverse Floating Rate Note, Residual Certificates, Series 524, 9.42%, 6/15/2013**	17,900,000	21,560,729
New Jersey, State Agency (GO) Lease, Transportation Trust Fund Authority, Series A, 5.625%, 6/15/2014	3,555,000	3,953,302
New Jersey, State Agency (GO) Lease, Transportation Trust Fund Authority, Inverse Floating Rate Note, Residual Certificates, Series 224, 9.88%, 6/15/2016**	11,000,000	13,482,810
New Jersey, State GO:
5.25%, 7/1/2016	5,000,000	5,342,000
Series H, 5.25%, 7/1/2017	14,665,000	15,618,958
New Jersey, Transportation/Tolls Revenue:
5.5%, 12/15/2015	5,000,000	5,516,100
5.75%, 6/15/2017	8,000,000	8,948,880
6.0%, 12/15/2016 (b)	7,000,000	7,902,510
6.0%, 12/15/2017 (b)	10,000,000	11,256,000
Inverse Floating Rate Note, 9.345%, 1/1/2013** (b)	14,935,000	17,837,767
New Jersey, Transportation/Tolls Revenue, Economic Development Authority, Series A, 5.875%, 5/1/2014	5,000,000	5,477,600
New Jersey, Transportation/Tolls Revenue, Federal Transportation Administration Grants, Series B, 5.75%, 9/15/2013 (b)	11,000,000	12,186,350
New Jersey, Transportation/Tolls Revenue, Turnpike Authority:
Series C, 6.5%, 1/1/2016 (b)	49,470,000	59,245,767
Series R20, Inverse Floating Rate Note, 9.90%, 1/1/2011** (b)	12,140,000	15,514,677
New Jersey, Transportation/Tolls Revenue, Turnpike Authority: Rites-PA 613, Inverse Floating Rate Note, 9.82%, 1/1/2016** (b)	21,170,000	29,536,807
Rites-PA 614, Inverse Floating Rate Note, 9.82%, 1/1/2016** (b)	3,830,000	5,343,693
Weekly Demand Note, Inverse Floating Rate Note, Series R-20, 9.90%, 1/1/2010** (b)	11,100,000	13,672,758
		287,154,291
New Mexico 0.4%
Albuquerque, NM, Hospital and Healthcare Revenue, Southwest Community Health Services:
ETM, 10.0%, 8/1/2003	370,000	389,906
Prerefunded, 10.125%, 8/1/2012	3,820,000	4,835,585
Los Alamos County, NM, Electric Revenue, Utility Systems, Series A, 6.1%, 7/1/2010	4,400,000	4,804,932
New Mexico, Single Family Housing Revenue, Mortgage Finance Authority, AMT, Series E2, 6.8%, 3/1/2031	7,220,000	8,010,301
Socorro, NM, Southwest Community Health Services, ETM, 10.0%, 8/1/2003	495,000	521,596
		18,562,320
New York 6.3%
Long Island, NY, Electric Revenue, Zero Coupon, 6/1/2008	14,500,000	11,606,090
Monroe County, Airport Revenue: Rites-PA 585A, Inverse Floating Rate Note, 9.92%, 1/1/2014**	2,005,000	2,409,669
Rites-PA 585B, Inverse Floating Rate Note, 9.91%, 1/1/2015**	2,515,000	3,004,645
Rites-PA 585C, Inverse Floating Rate Note, 10.17%, 1/1/2016**	1,915,000	2,320,214
Nassau County, Sales & Special Tax Revenue, Interim Finance Authority:
Series A, 5.75%, 11/15/2015	3,060,000	3,345,590
Series A, 5.75%, 11/15/2016 (b)	4,250,000	4,640,405
New York, Electric Revenue, 5.5%, 12/1/2012	10,000,000	11,090,200
New York, Electric Revenue, Zero Coupon, 6/1/2009	6,750,000	5,134,995
New York, Higher Education Revenue, 5.75%, 7/1/2013	10,000,000	11,123,600
New York, Higher Education Revenue, Dormitory Authority, City University:
Series A, 5.625%, 7/1/2016	5,075,000	5,634,722
Series B, 6.0%, 7/1/2014 (b)	7,000,000	8,044,260
New York, Hospital & Healthcare Revenue, Medical Care Facilities Finance Agency, 7.75%, 8/15/2010 (b)	60,000	61,992
New York, School District GO, Dormitory Authority, City University, Series A, 5.5%, 5/15/2019	1,500,000	1,623,570
New York, Senior Care Revenue, Dormitory Authority, City University:
Series A, 5.25%, 5/15/2021	2,000,000	2,074,440
Series F, 5.375%, 7/1/2007	2,000,000	2,184,380
New York, Senior Care Revenue, Metropolitan Transportation Authority, Series O, 5.75%, 7/1/2013 (b)	6,775,000	7,636,780
New York, State (GO) Lease, Dormitory Authority, City University System, Series A, 5.75%, 7/1/2013 (b)	5,500,000	6,199,600
New York, State (GO) Lease, Urban Development Corp., State Facilities, 5.6%, 4/1/2015	4,655,000	5,142,565
New York, State Agency (GO) Lease, Dormitory Authority, City University:
5.25%, 5/15/2017 (b)	3,500,000	3,654,210
Series D, 7.0%, 7/1/2009 (b)	4,000,000	4,587,040
Series C, 7.5%, 7/1/2010 (b)	5,750,000	6,833,588
New York, State Agency (GO) Lease, Metropolitan Transportation Authority, Series A, 6.0%, 4/1/2020 (b)	5,000,000	5,696,900
New York, State Agency (GO) Lease, Urban Development Authority, Correctional Facilities, Series A, 6.5%, 1/1/2011	4,500,000	5,276,430
New York, State Agency (GO) Lease, Urban Development Corp., 5.7%, 4/1/2020	3,600,000	3,932,820
New York, Transportation/Tolls Revenue, Inverse Floating Rate Note, 11.0%, 11/15/2017** (c)	7,500,000	8,590,950
New York, Transportation/Tolls Revenue, Metropolitan Transportation Authority:
Series A, 5.0%, 11/15/2030	20,000,000	19,222,200
Series C, 5.125%, 7/1/2011	10,000,000	10,779,400
Series Q, 5.125%, 7/1/2012 (b)	7,750,000	8,208,723
Series C, 5.125%, 7/1/2013	5,000,000	5,329,300
New York, Transportation/Tolls Revenue, Thruway Authority Service Contract, Local Highway and Bridge Building:
5.625%, 4/1/2012 (b)	5,470,000	5,995,284
5.75%, 4/1/2016 (b)	10,000,000	10,939,400
New York, Transportation/Tolls Revenue, Thruway Authority Service Contract, Local Highway and Bridge Project, 5.5%, 4/1/2011 (b)	5,000,000	5,499,300
New York, Transportation/Tolls Revenue, Triborough Bridge and Tunnel Authority, Series Y, 5.5%, 1/1/2017	5,050,000	5,542,931
New York, Water & Sewer Revenue, Environmental Facilities Corporation, State Water Pollution Control, Series E, 6.875%, 6/15/2014	4,560,000	4,997,486
New York and New Jersey, Port Authority Revenue:
AMT, Series II, Inverse Floating Rate Note, 9.87%, 10/15/2014** (b)	6,160,000	7,005,275
AMT, 6.0%, 7/1/2013	6,555,000	6,956,035
AMT, 6.0%, 7/1/2015	2,500,000	2,634,800
New York and New Jersey, Port Authority Revenue, Special Obligation, AMT, Series 4, 7.0%, 10/1/2007	2,000,000	2,122,820
New York, NY, Series E, ETM, 7.0%, 12/1/2007 (b)	1,385,000	1,471,036
New York, NY, Core City GO:
Series G, Zero Coupon, 8/1/2009 (b)	9,995,000	7,527,734
Series F, 5.25%, 8/1/2016	5,000,000	5,077,300
Series C, 5.375%, 11/15/2017 (b)	5,000,000	5,176,250
Series J, 5.875%, 2/15/2019	16,060,000	16,664,017
Series E, 6.5%, 2/15/2005	7,000,000	7,579,530
Series A, 6.5%, 5/15/2012	7,000,000	7,878,990
Series G, 6.75%, 2/1/2009	2,000,000	2,271,960
Series H, 7.0%, 2/1/2005	315,000	321,061
Series H, 7.0%, 2/1/2007	240,000	244,618
Series A, 7.75%, 8/15/2015	35,000	35,692
Series F, 8.4%, 11/15/2005	190,000	196,962
Series F, 8.4%, 11/15/2006	560,000	580,518
New York, NY, Sports, Expo & Entertainment Revenue, Industrial Development Agency, USTA National Tennis Center:
6.5%, 11/15/2010	3,485,000	3,870,162
6.6%, 11/15/2011	3,000,000	3,346,290
New York, NY, State GO, Series A, 5.25%, 3/15/2015	2,500,000	2,641,900
Suffolk County, NY, Water & Sewer Revenue, Industrial Development Agency, 6.0%, 2/1/2007 (b)	8,000,000	8,909,120
		300,875,749
North Carolina 1.6%
Charlotte, NC, Water & Sewer Revenue:
5.5%, 6/1/2013	2,825,000	3,105,042
5.5%, 6/1/2014	3,105,000	3,388,455
5.5%, 6/1/2017	3,255,000	3,494,470
North Carolina, Electric Revenue, Catawba Municipal Power Agency:
5.25%, 1/1/2008 (b)	2,500,000	2,693,125
5.25%, 1/1/2009 (b)	8,500,000	9,162,915
6.0%, 1/1/2011 (b)	8,235,000	9,296,821
7.25%, 1/1/2007 (b)	5,000,000	5,789,750
North Carolina, Electric Revenue, Catawba Municipal Power Agency, 5.5%, 1/1/2013	10,000,000	11,007,800
North Carolina, Electric Revenue, Eastern Municipal Power Agency:
6.0%, 1/1/2018 (b)	8,775,000	9,936,284
Series B, 6.0%, 1/1/2022 (b)	18,775,000	21,038,514
		78,913,176
North Dakota 0.0%
North Dakota, Single Family Housing Revenue, Mortgage Finance Authority Series A, AMT, 8.05%, 1/1/2024	325,000	325,260
Ohio 3.7%
Akron, OH, Higher Education Revenue, 5.75%, 1/1/2013	2,365,000	2,610,818
Akron, OH, Project Revenue, Economic Development, 6.0%, 12/1/2012	1,000,000	1,148,360
Akron, OH, Water & Sewer Revenue, 5.9%, 12/1/2011 (b)	385,000	416,012
Avon, OH, School District GO, 6.5%, 12/1/2015	940,000	1,129,203
Batavia, OH, Local School District, Prerefunded, 7.0%, 12/1/2014 (b)	500,000	580,265
Beavercreek, OH, School District GO, Local School District, 6.6%, 12/1/2015	1,500,000	1,808,835
Big Walnut, OH, School District GO, Local School District, Zero Coupon, 12/1/2012	420,000	259,598
Cincinnati, OH, Higher Education Revenue, General Receipts:
Series T, 5.5%, 6/1/2012	1,280,000	1,408,704
Series A, 5.75%, 6/1/2015 (b)	2,000,000	2,205,340
Series A, 5.75%, 6/1/2016 (b)	1,500,000	1,647,435
Cincinnati, OH, Water & Sewer Revenue:
5.5%, 12/1/2014	1,500,000	1,620,960
5.5%, 12/1/2017	1,000,000	1,063,820
Cleveland, OH, Core City (REV) Lease, Parking Facility Revenue, 6.0%, 9/15/2009	1,385,000	1,575,895
Cleveland, OH, Electric Revenue, Public Power Systems Revenue:
Series A, Zero Coupon, 11/15/2012 (b)	2,250,000	1,398,533
Series 1, 6.0%, 11/15/2011	1,050,000	1,201,946
Cleveland, OH, Sales & Special Tax Revenue, Urban Renewal Tax Increment, Rock & Roll Hall of Fame and Museum Project, 6.75%, 3/15/2018	1,000,000	1,022,220
Cleveland, OH, Water & Sewer Revenue:
Series J, 5.375%, 1/1/2014	1,500,000	1,610,265
Series J, 5.375%, 1/1/2016	2,000,000	2,118,160
Series G, 5.5%, 1/1/2013 (b)	10,000,000	10,971,200
Cleveland-Cuyahoga County, OH, Port Authority Revenue, AMT, 6.0%, 3/1/2007	2,270,000	2,447,877
Columbus, OH, Prerefunded, 6.0%, 5/1/2013	1,000,000	1,058,570
Crawford County, OH, Prerefunded, 6.75%, 12/1/2019 (b)	700,000	790,006
Cuyahoga County, County (GO) Lease, 5.0%, 12/1/2020	1,000,000	1,000,340
Cuyahoga County, OH, Hospital and Healthcare Revenue, Prerefunded, 6.25%, 8/15/2014	8,000,000	8,999,200
Cuyahoga County, OH, Jail Facilities, Zero Coupon, ETM, 10/1/2002	1,500,000	1,491,405
Cuyahoga County, OH, County GO, 5.65%, 5/15/2018	500,000	552,595
Cuyahoga County, OH, Hospital & Healthcare Revenue, Fairview General Hospital Project, 6.25%, 8/15/2010	1,000,000	1,044,370
Cuyahoga County, OH, Multi Family Housing Revenue, 6.5%, 10/20/2020	1,000,000	1,049,300
Dublin, OH, School District GO, Zero Coupon, 12/1/2011	1,095,000	716,820
Fayette County, OH, School District GO, Rattlesnake Improvement Area Project, 5.9%, 12/1/2013	125,000	134,489
Finneytown, OH, Other GO, Local School District, 6.2%, 12/1/2017	320,000	374,160
Franklin County, OH, Hospital & Healthcare Revenue, Presbyterian Services:
5.25%, 7/1/2008	500,000	494,350
5.5%, 7/1/2017	1,000,000	905,160
Franklin County, OH, School District GO, 6.5%, 12/1/2013	500,000	594,220
Green Springs, OH, Senior Care Revenue, Hospital and Healthcare Facilities Revenue, Series A, 7.0%, 5/15/2014	4,635,000	3,964,269
Green Springs, OH, Senior Care Revenue, St. Francis Health Care Center Project, Series A, 7.125%, 5/15/2025	4,405,000	3,554,879
Hamilton County, Sales & Special Tax Revenue:
Series B, 5.75%, 12/1/2014 (b)	2,000,000	2,196,440
Series B, 5.75%, 12/1/2015 (b)	4,240,000	4,634,405
Hamilton County, OH, Water & Sewer Revenue, Series A, 5.45%, 12/1/2009 (b)	1,000,000	1,105,090
Hilliard, OH, School District GO, Series A, Zero Coupon, 12/1/2012 (b)	1,655,000	1,025,570
Huber Heights, OH, Water & Sewer Revenue, Zero Coupon, 12/1/2012	1,005,000	622,778
Lakeview, OH, Local School District, Prerefunded, 6.9%, 12/1/2014 (b)	700,000	792,435
Liberty Benton, OH, School District GO, Zero Coupon, 12/1/2014	570,000	312,560
Liberty, OH, School District GO, Zero Coupon, 12/1/2012	255,000	158,018
Lorain County, Hospital Revenue, Series A, Prerefunded, 5.9%, 12/15/2008	1,000,000	1,061,880
Lorain County, Lakeland Community Hospital Inc., ETM, 6.5%, 11/15/2012	1,000,000	1,043,760
Lucas County, Flower Hospital, Prerefunded, 6.125%, 12/1/2013	1,375,000	1,501,431
Lucas County, Hospital & Healthcare Revenue, Presbyterian:
Series A, 6.625%, 7/1/2014	2,000,000	2,017,820
Series A, 6.75%, 7/1/2020	2,000,000	1,941,020
Marion County, Senior Care Revenue, Healthcare Facilities, Church Homes Project:
6.3%, 11/15/2015	3,600,000	3,498,264
6.375%, 11/15/2010	3,460,000	3,438,721
Miami County, Hospital & Healthcare Revenue, Upper Valley Medical Center, Series C, 6.25%, 5/15/2013	1,000,000	1,034,750
Napoleon, OH, Hospital & Healthcare Revenue, Lutheran Orphans Home, 6.875%, 8/1/2023	410,000	433,239
North Olmstead, OH, Other GO:
6.2%, 12/1/2011	2,000,000	2,285,760
6.25%, 12/15/2012	1,500,000	1,566,855
Ohio, Building Authority, Juvenile Correctional Facility, Series A, Prerefunded, 6.6%, 10/1/2014 (b)	200,000	223,506
Ohio, Building Authority, Toledo Government Office Building, Series A, 8.0%, 10/1/2007	500,000	525,915
Ohio, Mortgage Revenue, Single Family Housing Finance Agency:
Prerefunded, Zero Coupon, 1/15/2015 (b)	3,515,000	1,792,966
Prerefunded, Zero Coupon, 1/15/2015 (b)	4,360,000	2,165,917
Ohio, Higher Education Revenue, Series A, 6.5%, 7/1/2008	2,325,000	2,676,633
Ohio, Higher Education Revenue, Case Western Reserve University:
6.0%, 10/1/2014	1,000,000	1,147,370
Series B, 6.5%, 10/1/2020	2,250,000	2,701,913
Ohio, Higher Education Revenue, General Receipts:
Series A, 6.0%, 12/1/2016	1,000,000	1,107,470
Series A, 6.0%, 12/1/2017	1,060,000	1,170,346
Ohio, Higher Education Revenue, University of Dayton, 6.6%, 12/1/2017 (b)	430,000	468,107
Ohio, Higher Education Revenue, University of Findlay Project, 6.125%, 9/1/2016	400,000	411,684
Ohio, Higher Education Revenue, University of Ohio, General Receipts:
5.75%, 6/1/2013 (b)	1,125,000	1,246,871
5.75%, 6/1/2016 (b)	1,250,000	1,364,438
Ohio, Higher Education Revenue, Xavier University, 6.0%, 5/15/2011 (b)	240,000	263,105
Ohio, Project Revenue, Administrative Building Funds Project, Series A, 5.375%, 10/1/2013	1,000,000	1,072,630
Ohio, Sales & Special Tax Revenue, Infrastructure Improvement, Series B, 5.25%, 2/1/2014	5,000,000	5,391,400
Ohio, School District GO, 6.0%, 12/1/2019	475,000	543,500
Ohio, State (GO) Lease, Higher Education Revenue, Series B, 5.625%, 5/1/2015	1,000,000	1,078,680
Ohio, State Agency (GO) Lease, Administrative Building Funds Project, Series A, 6.3%, 10/1/2011	140,000	144,985
Ohio, State Agency (GO) Lease, Building Authority, Adult Correctional Facilities:
Series A, 5.75%, 4/1/2012	2,400,000	2,659,080
5.75%, 4/1/2013	1,000,000	1,101,620
Ohio, State Agency (REV) Lease, Administrative Building Funds Project:
Series A, 5.5%, 10/1/2015	4,370,000	4,708,413
Series A, 5.5%, 10/1/2016	3,790,000	4,056,627
Series A, 5.5%, 10/1/2018	3,695,000	3,911,712
Ohio, State Agency (REV) Lease, Building Authority, Juvenile Correctional Facility, Series A, 5.5%, 4/1/2016	3,665,000	3,908,832
Ohio, State GO, 6.0%, 8/1/2010	1,000,000	1,138,480
Ohio, Transportation/Tolls Revenue, Series A, 5.5%, 2/15/2017 (b)	6,925,000	7,542,572
Ohio, Transportation/Tolls Revenue, Turnpike Authority, Series B, 5.5%, 2/15/2013	3,500,000	3,842,895
Ohio, Water & Sewer Revenue, Bay Shore Project, AMT, Series A, 5.875%, 9/1/2020	4,250,000	3,848,120
Olentangy, OH, School District GO, Series A, 5.85%, 12/1/2007	400,000	442,100
Olmsted Falls, OH, City School District, Prerefunded, 6.85%, 12/15/2011 (b)	250,000	282,845
Sandusky County, County GO, 6.2%, 12/1/2013 (b)	500,000	557,505
South Euclid Lyndhurst, OH, School District GO, 6.4%, 12/1/2018	535,000	607,562
Springboro, OH, School District GO, Community City School District, 6.0%, 12/1/2011 (b)	500,000	572,225
Springdale, OH, Senior Care Revenue, 6.0%, 11/1/2018	2,000,000	2,148,420
Summit County, Prerefunded, 6.4%, 12/1/2014	1,000,000	1,119,070
Toledo, OH, Other GO, Macys Project, AMT, Series A, 6.35%, 12/1/2025 (b)	1,000,000	1,076,210
Toledo, OH, Water & Sewer Revenue, 4.75%, 11/15/2017	1,000,000	999,430
Trumbull County, County GO, 6.2%, 12/1/2014 (b)	500,000	547,100
Tuscarawas Valley, OH, School District GO, 6.6%, 12/1/2015 (b)	365,000	418,750
Wayne, OH, School District GO:
6.45%, 12/1/2011 (b)	155,000	182,688
6.6%, 12/1/2016	200,000	241,680
Willoughby, OH, Senior Care Revenue, Industrial Development Revenue, Series A, 6.875%, 7/1/2016	2,825,000	2,771,212
Wooster, OH, School District GO, Zero Coupon, 12/1/2013	930,000	548,774
Worthington, OH, School District GO, 6.375%, 12/1/2012 (b)	6,210,000	6,334,200
		176,705,933
Oklahoma 1.2%
Oklahoma, Electric Revenue, Grand River Dam Authority, 6.25%, 6/1/2011 (b)	15,000,000	17,388,450
Oklahoma, Hospital & Healthcare Revenue, Valley View Hospital Authority:
5.75%, 8/15/2006	2,940,000	3,043,282
6.0%, 8/15/2014	2,695,000	2,682,953
Oklahoma, Water & Sewer Revenue, McGee Creek Authority, 6.0%, 1/1/2023 (b)	23,125,000	26,120,150
Tulsa, OK, Hospital & Healthcare Revenue, Industrial Development Authority:
Zero Coupon, 12/1/2004 (b)	5,430,000	5,101,485
Zero Coupon, 12/1/2006 (b)	6,430,000	5,517,069
		59,853,389
Oregon 0.6%
Chemeketa, OR, School District GO, 5.5%, 6/1/2015 (b)	2,600,000	2,852,460
Oregon, State (GO) Lease, Administrative Services, Series B, 5.375%, 5/1/2015 (b)	7,550,000	8,089,070
Oregon, Transportation/Tolls Revenue:
5.75%, 11/15/2015	1,435,000	1,569,990
5.75%, 11/15/2016	3,140,000	3,423,573
Portland, OR, Airport Revenue:
Rites-PA 574A, Inverse Floating Rate Note, 9.72%, 7/1/2010**	2,390,000	2,843,001
Rites-PA 574B, Inverse Floating Rate Note, 9.70%, 7/1/2011**	2,530,000	2,970,777
Rites-PA 574C, Inverse Floating Rate Note, 9.70%, 7/1/2012**	2,675,000	3,127,450
Rites-PA 574D, Inverse Floating Rate Note, 9.72%, 7/1/2013**	2,675,000	2,998,622
		27,874,943
Pennsylvania 3.7%
Allegheny County, Airport Revenue:
Rites-PA 567A, Inverse Floating Rate Note, 9.70%, 1/1/2010** (b)	3,000,000	3,519,270
Rites-PA 567B, Inverse Floating Rate Note, 9.70%, 1/1/2011** (b)	1,500,000	1,761,105
Rites-PA 567C, Inverse Floating Rate Note, 9.71%, 1/1/2013** (b)	3,160,000	3,727,346
Rites-PA 567D, Inverse Floating Rate Note, 9.70%, 1/1/2014** (b)	5,250,000	6,171,848
Allegheny County, Port Authority Revenue:
5.5%, 3/1/2015 (b)	2,000,000	2,155,480
5.5%, 3/1/2016 (b)	1,000,000	1,071,220
5.5%, 3/1/2017 (b)	1,000,000	1,066,350
Allegheny County, PA, Airport Revenue, Pittsburgh International, AMT, Series A, 5.75%, 1/1/2013 (b)	3,080,000	3,356,492
Berks County, PA, Hospital & Healthcare Revenue, Municipal Authority, Reading Hospital and Medical Center Project, 5.7%, 10/1/2014 (b)	1,000,000	1,110,060
Bucks County, PA, Water and Sewer Authority Revenue, ETM, 6.375%, 12/1/2008	425,000	465,545
Delaware County, Hospital and Healthcare Revenue, Series B, Prerefunded, 6.0%, 11/15/2007	1,120,000	1,204,795
Delaware County, Senior Care Revenue, Hospital and Healthcare Revenue, Series A, 6.6%, 7/1/2006	1,000,000	1,021,600
Delaware Valley, PA, Industrial Development Revenue, Regional Finance Authority Local Government, Inverse Floating Rate Note, 9.84%, 7/1/2017** (c)	12,500,000	15,355,500
Erie County, Industrial Development Revenue, Pollution Control, Series A, 5.3%, 4/1/2012	1,000,000	1,013,700
Erie, PA, Other GO, Zero Coupon, Series B, ETM, 11/15/2008	4,200,000	3,250,380
Erie, PA, State GO, Zero Coupon, Series B, 11/15/2008	855,000	661,685
Exeter Township, PA, School District GO, Zero Coupon, 5/15/2017 (b)	3,700,000	1,720,019
Indiana County, Pollution Control Revenue, Industrial Development Authority, 5.35%, 11/1/2010 (b)	1,000,000	1,094,510
Latrobe, PA, Higher Education Revenue, Industrial Development Authority, 5.375%, 5/1/2013	1,000,000	1,007,320
Mckean County, Hospital & Healthcare Revenue, Bradford Hospital Project, 5.95%, 10/1/2008	2,800,000	2,946,076
Montgomery County, Senior Care Revenue, Industrial Development Authority, Retirement-Life Communities, 5.25%, 11/15/2028	3,500,000	3,261,230
New Castle, PA, Hospital & Healthcare Revenue, Area Hospital Authority, Jameson Memorial Hospital, 6.0%, 7/1/2010 (b)	845,000	947,997
Pennsylvania, Convention Center Authority, Series A, 6.0%, 9/1/2019 (b)	2,200,000	2,516,932
Pennsylvania, Core City GO, Regional Finance Authority Local Government, 5.75%, 7/1/2032	25,000,000	27,321,000
Pennsylvania, Higher Education Revenue, Ursinus College:
5.85%, 1/1/2017	1,475,000	1,537,393
5.9%, 1/1/2027	3,400,000	3,484,456
Pennsylvania, Sales & Special Tax Revenue, Convention Center Authority:
Series A, 6.7%, 9/1/2014	3,750,000	3,929,925
Series A, 6.75%, 9/1/2019	8,775,000	9,153,729
Pennsylvania, Sales & Special Tax Revenue, Intergovernmental Cooperative Authority:
Inverse Floating Rate Note, 8.74%, 6/15/2013**	2,225,000	2,457,246
Inverse Floating Rate Note, 8.74%, 6/15/2014** (b)	2,500,000	2,727,050
Inverse Floating Rate Note, 8.74%, 6/15/2015** (b)	2,250,000	2,429,595
Pennsylvania, State Agency (REV) Lease, Industrial Development Authority, Economic Development:
5.8%, 1/1/2008 (b)	4,250,000	4,697,483
5.8%, 7/1/2008 (b)	4,875,000	5,427,923
Pennsylvania, State GO:
Rites-PA 1035R, Inverse Floating Rate Note, 16.79% 5/1/2019**	5,000,000	5,558,900
6.25%, 7/1/2010	1,000,000	1,152,190
Pennsylvania, State Higher Education, Facilities Authority Revenue, UPMC Health System, Series A, 6.0%, 1/15/2031	7,340,000	7,352,698
Pennsylvania, Transportation/Tolls Revenue, Community Turnpike:
Series T, 5.5%, 12/1/2013 (b)	2,000,000	2,211,160
Series S, 5.625%, 6/1/2013 (b)	3,000,000	3,313,350
Series S, 5.625%, 6/1/2014	3,750,000	4,121,063
Pennsylvania, Water & Sewer Revenue, 5.25%, 11/1/2014 (b)	1,750,000	1,884,978
Philadelphia, PA, Core City (GO) Lease, Municipal Authority, Series D, 6.25%, 7/15/2013	2,500,000	2,562,275
Philadelphia, PA, Core City (REV) Lease, Municipal Authority, Series D, 6.3%, 7/15/2017	2,300,000	2,335,489
Philadelphia, PA, Hospital & Healthcare Revenue, Children's Seashore House, Series A, 7.0%, 8/15/2012	1,000,000	1,028,490
Philadelphia, PA, Industrial Development Revenue, Industrial Development Authority, Series A, 6.5%, 10/1/2027	1,000,000	996,090
Philadelphia, PA, Port Authority Revenue, 6.2%, 9/1/2013 (b)	2,000,000	2,082,420
Philadelphia, PA, School District GO, Series A, 5.75%, 2/1/2013	3,915,000	4,311,433
Philadelphia, PA, Water & Sewer Revenue, 6.25%, 8/1/2010 (b)	1,000,000	1,151,990
Pittsburgh, PA, Water and Sewer System, ETM, 7.25%, 9/1/2014 (b)	150,000	182,072
Pittsburgh, PA, Core City GO, Series A, 5.5%, 9/1/2014 (b)	1,500,000	1,648,140
Union County, PA, Higher Education Revenue, Higher Education Facilities Authority, 6.2%, 4/1/2007 (b)	1,000,000	1,013,680
Westmoreland County, Project Revenue, Zero Coupon, 8/15/2017 (b)	6,230,000	2,858,449
Westmoreland County, PA, Hospital & Healthcare Revenue, Industrial Development Authority, 5.375%, 7/1/2011 (b)	7,300,000	7,967,877
		177,305,004
Puerto Rico 1.1%
Puerto Rico, Airport Revenue, American Airlines, AMT, Series A, 6.25%, 6/1/2026	360,000	296,687
Puerto Rico, Electric Revenue, 5.375%, 7/1/2018	8,710,000	9,383,283
Puerto Rico, Electric Revenue, Power Authority, Series S, 6.125%, 7/1/2009	2,000,000	2,309,820
Puerto Rico, Sales & Special Tax Revenue, Highway and Transportation Authority, 5.5%, 7/1/2013	1,000,000	1,118,460
Puerto Rico, State Agency (GO) Lease, Municipal Finance Agency, Series A, 6.0%, 7/1/2014	250,000	273,873
Puerto Rico, State GO, 5.5%, 7/1/2014 (b)	5,000,000	5,588,200
Puerto Rico, State GO:
Rites-PA 620A, 10.47%, Inverse Floating Rate Note, 7/1/2013** (b)	2,500,000	3,293,225
Rites-PA 944RA, 9.49%, Inverse Floating Rate Note, 7/1/2019** (b)	3,720,000	4,436,398
Rites-PA 993R, 9.36%, Inverse Floating Rate Note, 7/1/2019** (b)	11,325,000	13,505,969
Rites-PA 994RC, 9.49%, Inverse Floating Rate Note, 7/1/2021** (b)	3,000,000	3,516,900
Public Building Authority, Series A, 6.25%, 7/1/2013 (b)	1,000,000	1,184,520
Public Improvements, 5.5%, 7/1/2013 (b)	5,000,000	5,592,300
		50,499,635
Rhode Island 1.1%
Rhode Island, Economic Protection Corp., Special Obligation:
Series B, ETM, 5.8%, 8/1/2010 (b)	6,200,000	6,982,130
Series B, ETM, 5.8%, 8/1/2011 (b)	4,525,000	5,116,825
Series B, ETM, 5.8%, 8/1/2012 (b)	2,500,000	2,833,600
Series B, ETM, 5.8%, 8/1/2013 (b)	7,340,000	8,318,202
Rhode Island, Project Revenue, Convention Center Authority:
Series B, 5.0%, 5/15/2010 (b)	5,000,000	5,328,950
Series B, 5.25%, 5/15/2015 (b)	22,000,000	23,483,460
Rhode Island, Water & Sewer Revenue, Clean Water Protection Agency, Revolving Fund, Series A, 5.4%, 10/1/2015 (b)	2,000,000	2,161,120
		54,224,287
South Carolina 0.7%
Charleston County, SC, County (GO) Lease:
Series B, 6.875%, 6/1/2014 (b)	240,000	264,055
Series B, 7.0%, 6/1/2019 (b)	115,000	126,685
Grand Strand, SC, Water & Sewer Revenue, Water Works and Water Systems, 6.375%, 6/1/2012 (b)	5,000,000	5,851,600
Piedmont, SC, Electric Revenue, Municipal Power Agency:
ETM, 5.5%, 1/1/2008 (b)	840,000	921,161
ETM, 5.5%, 1/1/2012 (b)	2,190,000	2,422,644
Series A, ETM, 6.5%, 1/1/2016 (b)	430,000	515,458
Piedmont, SC, Electric Revenue, Municipal Power Agency, 5.5%, 1/1/2012 (b)	2,810,000	3,043,736
South Carolina, Electric Revenue, Municipal Power Agency, 6.75%, 1/1/2019 (b)	3,525,000	4,216,817
South Carolina, Electric Revenue, Public Services Authority, Series A, 6.25%, 1/1/2022 (b)	5,000,000	5,403,650
South Carolina, Hospital & Healthcare Revenue, Jobs Economic Development Authority, Palmetto Health Alliance, Series A, 7.375%, 12/15/2021	4,500,000	4,879,440
South Carolina, Transportation/Tolls Revenue, Transportation Infrastructure, Series A, 5.5%, 10/1/2018 (b)	5,300,000	5,610,845
		33,256,091
Tennessee 1.3%
Knox County, Hospital & Healthcare Revenue, Rites-PA 750, Inverse Floating Rate Note, 9.69%, 1/1/2012** (b)	8,940,000	10,627,157
Knox County, Hospital & Healthcare Revenue, Sanders Alliance:
5.75%, 1/1/2011 (b)	15,405,000	16,929,787
5.75%, 1/1/2014 (b)	2,000,000	2,188,660
6.25%, 1/1/2013 (b)	4,000,000	4,546,120
7.25%, 1/1/2009 (b)	3,750,000	4,424,138
Shelby County, TN, County GO:
Zero Coupon, 8/1/2012	3,410,000	2,143,321
Zero Coupon, 8/1/2013	3,440,000	2,038,785
Zero Coupon, 8/1/2014	4,965,000	2,761,583
Tennessee, Single Family Housing Revenue, Housing Development Agency Mortgage Financial:
AMT, Series A, 7.05%, 7/1/2020	17,370,000	17,949,984
AMT, Series A, 7.125%, 7/1/2026	325,000	336,027
		63,945,562
Texas 10.0%
Abilene, TX, Senior Care Revenue, Health Facilities Development, Series A, 5.875%, 11/15/2018	3,250,000	2,878,485
Austin, TX, Electric Revenue, Utility Systems:
Series A, Zero Coupon, 11/15/2008 (b)	3,460,000	2,669,252
6.0%, 11/15/2013 (b)	9,500,000	10,860,590
Austin, TX, Project Revenue, Bergstrom Landhost Enterprises, Inc. Airport Hotel Project, Series A, 6.75%, 4/1/2027	21,785,000	19,576,437
Austin, TX, School District GO, Independent School District, 5.0%, 8/1/2015	2,000,000	2,083,260
Austin, TX, Water & Sewer Revenue, Utility Systems, Zero Coupon, 11/15/2012 (b)	13,520,000	8,292,762
Bexar County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., Baptist Health System:
Series A, 6.0%, 11/15/2011 (b)	2,000,000	2,261,000
Series A, 6.0%, 11/15/2012 (b)	3,000,000	3,397,410
Boerne, TX, School District (GO) Lease, Independent School District:
Zero Coupon, 2/1/2014	2,785,000	1,567,983
Zero Coupon, 2/1/2016	3,285,000	1,630,017
Brownsville, TX, Electric Revenue, Utility Systems, 6.25%, 9/1/2010 (b)	4,085,000	4,683,412
Cedar Hill, TX, School District GO:
Zero Coupon, 8/15/2009	1,500,000	1,103,190
Zero Coupon, 8/15/2010	3,130,000	2,145,646
Cypress and Fairbanks, TX, School District (GO) Lease, Cypress-Fairbanks Texas Independent School District, Zero Coupon, Series A, 2/15/2014	6,000,000	3,373,560
Cypress and Fairbanks, TX, School District GO, Cypress-Fairbaks Texas Independent School District:
Series A, Zero Coupon, 2/15/2012	5,750,000	3,649,238
Series A, Zero Coupon, 2/15/2013	8,840,000	5,286,850
Dallas Fort-Worth, TX, Airport Revenue, AMT, 5.75%, 11/1/2013 (b)	4,285,000	4,608,817
Dallas, TX, Single Family Housing Revenue, Zero Coupon, 10/1/2016 (b)	3,195,000	715,297
Dallas-Fort Worth, TX, Airport Revenue:
Series A, 7.375%, 11/1/2008 (b)	4,500,000	4,969,170
Series A, 7.375%, 11/1/2009 (b)	4,500,000	4,969,170
Series A, 7.375%, 11/1/2010 (b)	3,500,000	3,864,910
Series A, 7.75%, 11/1/2003 (b)	1,000,000	1,078,360
Series A, 7.8%, 11/1/2005 (b)	2,000,000	2,214,140
Series A, 7.8%, 11/1/2006 (b)	2,025,000	2,252,084
Series A, 7.8%, 11/1/2007 (b)	2,390,000	2,658,015
EL Paso, TX, School District GO, Zero Coupon, 8/15/2011	3,600,000	2,290,284
Galveston County, County GO:
5.5%, 2/1/2013 (b)	1,555,000	1,679,960
5.5%, 2/1/2014 (b)	1,675,000	1,797,108
Galveston County, County GO, Justice Center and Public Safety Building:
5.5%, 2/1/2013 (b)	2,075,000	2,241,747
5.5%, 2/1/2014 (b)	2,235,000	2,397,932
Georgetown, TX, Higher Education Revenue, Southwestern University Project, 6.25%, 2/15/2009	840,000	890,568
Grapevine-Colleyville, TX, School District GO:
Zero Coupon, 8/15/2010	2,160,000	1,496,815
Zero Coupon, 8/15/2013	1,000,000	583,870
Harris County, County GO, Zero Coupon, 10/1/2017 (b)	3,910,000	1,763,723
Harris County, County GO, Zero Coupon, Series A, 8/15/2006 (b)	4,010,000	3,475,307
Harris County, County GO, Zero Coupon, Series A, 8/15/2005 (b)	4,025,000	3,647,938
Harris County, Hospital & Healthcare Revenue, 6.25%, 5/15/2008 (b)	2,785,000	3,123,656
Harris County, Hospital & Healthcare Revenue, Health Facilities Development Corp., Medical Center Project:
6.25%, 5/15/2009 (b)	2,965,000	3,340,636
6.25%, 5/15/2010 (b)	3,000,000	3,395,940
Harris County, School District GO, Zero Coupon, Series A, 8/15/2004 (b)	2,050,000	1,940,182
Harris County, Transportation/Tolls Revenue, Zero Coupon, Series A, 8/15/2004 (b)	4,050,000	3,833,690
Harris County, Transportation/Tolls Revenue, 6.0%, 8/1/2010 (b)	18,415,000	20,869,167
Harris County, Transportation/Tolls Revenue, 6.0%, 8/1/2012 (b)	9,605,000	10,950,468
Houston, TX, Airport Revenue:
AMT, Series B, 5.25%, 7/1/2011 (b)	16,020,000	16,696,845
AMT, Series A, 5.875%, 7/1/2013	6,000,000	6,479,760
AMT, Series A, 5.875%, 7/1/2015	9,505,000	10,151,625
AMT, Series A, 6.0%, 7/1/2014 (b)	5,030,000	5,400,510
Houston, TX, Airport Revenue, Continental Airlines, AMT, Series B, 6.125%, 7/15/2027	3,100,000	2,560,600
Houston, TX, Higher Education Revenue, University of St. Thomas Project, 7.25%, 12/1/2007	1,445,000	1,479,131
Houston, TX, School District GO:
Series A, Zero Coupon, 2/15/2010	8,500,000	5,957,820
Series A, Zero Coupon, 2/15/2011	3,750,000	2,482,200
Series A, Zero Coupon, 2/15/2015	26,000,000	13,485,680
Houston, TX, Water & Sewer Revenue:
Series A, 5.5%, 12/1/2016	10,000,000	10,650,700
5.75%, 12/1/2015 (b) (c)	5,000,000	5,377,650
Series B, 5.75%, 12/1/2016 (b) (c)	3,000,000	3,203,400
Houston, TX, Water & Sewer Revenue:
Series C, Zero Coupon, 12/1/2005 (b)	15,000,000	13,463,250
Series C, Zero Coupon, 12/1/2006 (b)	14,575,000	12,494,565
Series C, Zero Coupon, 12/1/2007 (b)	3,400,000	2,768,348
Series C, Zero Coupon, 12/1/2008 (b)	8,000,000	6,160,640
Series C, Zero Coupon, 12/1/2009 (b)	14,750,000	10,720,595
Series C, Zero Coupon, 12/1/2010 (b)	5,000,000	3,422,400
Series C, Zero Coupon, 12/1/2012 (b)	4,350,000	2,662,592
Hurst Euless Bedford, TX, School District GO, Zero Coupon, 8/15/2009	4,925,000	3,624,702
Laredo, TX, School District GO, Independent School District, Prerefunded, 6.0%, 8/1/2011	2,465,000	2,803,124
Lubbock, TX, Health Facilities Development Corp., Methodist Hospital:
Series B, ETM, 5.6%, 12/1/2007 (b)	2,415,000	2,689,730
Series B, ETM, 5.625%, 12/1/2008 (b)	4,400,000	4,919,068
Series B, ETM, 5.625%, 12/1/2009 (b)	4,640,000	5,199,398
Montgomery County:
Prerefunded, Zero Coupon, 9/1/2004 (b)	795,000	751,665
Prerefunded, Zero Coupon, 9/1/2005 (b)	685,000	620,877
Montgomery County, County (GO) Lease:
Zero Coupon, 9/1/2003 (b)	2,675,000	2,602,668
Zero Coupon, 9/1/2004 (b)	2,680,000	2,533,913
Zero Coupon, 9/1/2005 (b)	2,790,000	2,525,592
Northeast, TX, Hospital & Healthcare Revenue, Northeast Medical Center, 6.0%, 5/15/2010	2,180,000	2,431,310
Northside, TX, School District GO, 5.5%, 2/15/2014	2,685,000	2,881,435
Northwest, TX, School District GO, Zero Coupon, 8/15/2010 (b)	3,690,000	2,559,126
San Antonio, TX, Electric Revenue, Zero Coupon, Series B, ETM, 2/1/2005 (b)	13,000,000	11,988,730
San Antonio, TX, Electric Revenue, Zero Coupon, Series B, 2/1/2006 (b)	17,900,000	15,824,316
San Antonio, TX, Electric Revenue, Zero Coupon, Series B, ETM, 2/1/2009 (b)	4,400,000	3,317,732
Tarrant County, Hospital & Healthcare Revenue, Health Facilities Development Corp.:
6.0%, 5/15/2011 (b)	4,615,000	5,137,418
6.0%, 5/15/2021 (b)	6,235,000	6,931,761
Texas, Municipal Power Agency, ETM, 6.1%, 9/1/2009 (b)	4,435,000	5,086,413
Texas, Electric Revenue, Municipal Power Agency, 6.1%, 9/1/2007 (b)	9,250,000	10,402,180
Texas, Electric Revenue, Municipal Power Agency:
Zero Coupon, 9/1/2016 (b)	18,675,000	9,010,874
Zero Coupon, 9/1/2017 (b)	6,000,000	2,718,240
Texas, Multi Family Housing Revenue, Department Housing & Community Affairs, Series A, 6.4%, 1/1/2027	3,350,000	3,440,082
Texas, Other GO, 7.0%, 9/15/2012	8,596,478	8,801,504
Texas, Port Authority Revenue, Zero Coupon, 1/1/2013 (b)	5,600,000	3,396,792
Texas, School District GO, Community College District:
5.5%, 8/15/2014 (b)	3,145,000	3,406,570
5.5%, 8/15/2015 (b)	3,435,000	3,694,446
5.5%, 8/15/2017 (b)	4,060,000	4,318,906
Texas, Single Family Housing Revenue, Housing Agency Mortgage Revenue, Series A, 7.15%, 9/1/2012	125,000	127,674
Texas, State Agency (GO) Lease, Public Finance Authority, Series B, 6.25%, 2/1/2008 (b)	5,190,000	5,858,939
Texas, Water & Sewer Revenue, Water Development Board Revenue, Series A, 5.625%, 7/15/2015	1,000,000	1,075,420
Titus County, Water & Sewer Revenue, Hospital District Revenue, 6.125%, 8/15/2013	6,700,000	6,429,454
Travis County, Hospital & Healthcare Revenue, Health Facilities Development Corp., Ascension Health, Series A, 6.25%, 11/15/2015 (b)	2,780,000	3,048,659
Travis County, Hospital & Healthcare Revenue, Health Facilities Development Corp.:
Series A, 5.75%, 11/15/2011 (b)	3,440,000	3,730,990
Series A, 6.25%, 11/15/2016 (b)	13,770,000	15,055,567
Waxahachie, TX, School District GO, Independent School District:
Zero Coupon, 8/15/2012	4,120,000	2,554,235
Zero Coupon, 8/15/2013	2,060,000	1,202,772
		480,828,639
Utah 0.8%
Provo, UT, Electric Revenue, Series A, ETM, 10.375%, 9/15/2015 (b)	1,690,000	2,367,386
Salt Lake City, UT, Hospital & Healthcare Revenue, IHC Hospitals, Inc., 6.15%, 2/15/2012	1,500,000	1,686,435
Salt Lake City, UT, State GO, 5.75%, 6/15/2014	4,760,000	5,206,202
Utah, Electric Revenue, Associated Municipal Power System:
Zero Coupon, 7/1/2004 (b)	5,895,000	5,597,656
Zero Coupon, 7/1/2005 (b)	5,900,000	5,369,354
Zero Coupon, 7/1/2006 (b)	5,895,000	5,132,718
Zero Coupon, 7/1/2007 (b)	3,750,000	3,106,200
Utah, Electric Revenue, Intermountain Power Agency:
Series A, ETM, 5.0%, 7/1/2012 (b)	630,000	630,384
Series A, 5.0%, 7/1/2012 (b)	370,000	371,321
Series A, 6.5%, 7/1/2008 (b)	1,470,000	1,687,148
Series A, ETM, 6.5%, 7/1/2008 (b)	2,530,000	2,926,805
Utah, Electric Revenue, Intermountain Power Agency:
Series A, Zero Coupon, 7/1/2002 (b)	610,000	609,134
Series A, ETM, Zero Coupon, 7/1/2003 (b)	630,000	616,764
Series A, Zero Coupon, 7/1/2003 (b)	370,000	361,642
Series A, Zero Coupon, 7/1/2004 (b)	635,000	603,091
Series A, ETM, Zero Coupon, 7/1/2004 (b)	1,095,000	1,040,622
West Valley City, UT, Excise Tax Revenue, ETM, 10.625%, 7/1/2004 (b)	430,000	470,089
		37,782,951
Vermont 0.2%
Burlington, VT, Electric Revenue:
5.375%, 7/1/2013 (b)	4,800,000	5,204,112
5.375%, 7/1/2014 (b)	5,055,000	5,433,518
		10,637,630
Virgin Islands 0.0%
Virgin Islands, Public Financial Authority, Series A, Prerefunded, 7.25%, 10/1/2018	1,000,000	1,038,930
Virgin Islands, Sales & Special Tax Revenue, Public Finance Authority, Series A, 6.5%, 10/1/2024	900,000	970,479
		2,009,409
Virginia 0.7%
Fairfax County, Hospital & Healthcare Revenue, Economic Development Authority, Greenspring Retirement Community, Series A, 7.25%, 10/1/2019	2,000,000	2,077,980
Fairfax County, Hospital & Healthcare Revenue, Economic Development Finance Authority, Series A, 7.5%, 10/1/2029	7,100,000	7,402,957
Richmond, VA, Core City GO, Public Improvement, 5.375%, 7/15/2015 (b)	2,285,000	2,458,523
Roanoke, VA, Hospital & Healthcare Revenue, Industrial Development Authority, Roanoke Memorial Hospital, Series B, 6.125%, 7/1/2017 (b)	5,500,000	6,336,550
Virginia, Resource Recovery Revenue, Public Service Authority Refunding, Series A, 5.25%, 7/1/2010 (b)	7,380,000	8,030,178
Virginia Beach, VA, Hospital & Healthcare Revenue, Development Authority Hospital Facility First Mortgage, 5.125%, 2/15/2018 (b)	3,000,000	3,098,100
Winchester, VA, Hospital & Healthcare Revenue, Industrial Development Authority, 5.5%, 1/1/2015 (b)	5,700,000	6,217,047
		35,621,335
Washington 3.2%
Chelan County, Electric Revenue, Public Utilities, Colombia River Rock, Zero Coupon, 6/1/2014 (b)	12,685,000	7,013,283
Clark and Skamania Counties, School District GO, 6.5%, 12/1/2013 (b)	4,430,000	5,116,074
Clark County, School District GO, Zero Coupon, 12/1/2017 (b)	6,725,000	2,984,757
Clark County, Electric Revenue, Public Utilities District No. 001 Generating Systems, 6.0%, 1/1/2008 (b)	2,200,000	2,455,992
Clark County, School District GO, No. 98 Hockinson, 6.125%, 12/1/2011 (b)	3,190,000	3,616,631
King and Snohomish Counties, School District GO, NO. 417 Northshore, 5.6%, 12/1/2010 (b)	1,650,000	1,823,003
King County, County GO, Series B, Prerefunded, 6.625%, 12/1/2015	9,845,000	11,616,312
Port Seattle, WA, Airport Revenue, AMT, Series B, 6.0%, 2/1/2014 (b)	4,000,000	4,479,800
Seattle, WA, Airport Revenue, Series B, 6.0%, 2/1/2012 (b)	1,765,000	1,974,223
Skagit County, School District GO, District No. 100 Burlington Edison, 5.625%, 12/1/2015	4,925,000	5,302,994
Snohomish County, WA, School District GO, 5.75%, 12/1/2011 (b)	3,485,000	3,894,453
Snohomish County, WA, School District GO, School District No. 006 Mukilteo, 6.5%, 12/1/2007 (b)	3,325,000	3,816,202
Spokane County, School District GO, Series B, Zero Coupon, 12/1/2014 (b)	2,500,000	1,348,475
Washington, Public Power Supply System Nuclear Project #2, Series A, 7.25%, 7/1/2006	6,585,000	7,637,678
Washington, Public Power Supply System Nuclear Project No 2, Series A, ETM, 5.7%, 7/1/2008	3,730,000	4,153,318
Washington Electric Revenue, Series A, 5.5%, 7/1/2017	11,200,000	11,824,960
Washington, Electric Revenue, Public Power Supply Nuclear Project #2, 5.7%, 7/1/2008 (b)	1,270,000	1,402,817
Washington, Electric Revenue, Public Power Supply System, Series A, 6.0%, 7/1/2007 (b)	7,000,000	7,813,400
Washington Electric Revenue, Public Power Supply System Nuclear Project #2, Series B, 7.25%, 7/1/2006	415,000	474,146
Washington, Electric Revenue, Public Power Supply Systems:
Zero Coupon, 7/1/2007 (b)	4,375,000	3,622,063
Series B, 7.25%, 7/1/2009	12,350,000	14,325,753
Washington, Electric Revenue, Public Power Supply Systems:
Series A, Zero Coupon, 7/1/2004 (b)	3,625,000	3,440,741
Series A, Zero Coupon, 7/1/2005 (b)	4,125,000	3,751,729
Series A, Zero Coupon, 7/1/2006 (b)	1,380,000	1,200,586
Series B, Zero Coupon, 7/1/2006 (b)	5,555,000	4,834,739
ETM, Zero Coupon, 7/1/2007 (b)	4,195,000	3,485,206
Series A, Zero Coupon, 7/1/2010 (b)	5,860,000	4,076,626
Series A, Zero Coupon, 7/1/2011 (b)	4,200,000	2,800,980
Washington, Hospital & Healthcare Revenue, Health Care Facilities Authority:
5.75%, 11/1/2007 (b)	7,350,000	8,107,859
5.8%, 11/1/2008 (b)	4,865,000	5,387,112
5.8%, 11/1/2009 (b)	4,595,000	5,091,582
5.8%, 11/1/2010 (b)	2,100,000	2,325,876
Washington, State GO:
Series 5, Zero Coupon, 8/1/2010 (b)	2,625,000	1,820,779
Series 5, Zero Coupon, 1/1/2017 (b)	4,535,000	2,123,877
		155,144,026
West Virginia 0.1%
West Virginia, Hospital & Healthcare Revenue, Hospital Finance Authority, Charleston Area Medical Center, Series A, 6.75%, 9/1/2030	3,000,000	3,209,220
West Virginia, State GO, Series A, Zero Coupon, 11/1/2024 (b)	5,000,000	1,431,500
		4,640,720
Wisconsin 1.8%
Milwaukee County, Series A, ETM, Zero Coupon, 12/1/2011 (b)	220,000	144,019
Milwaukee County, County GO, Series A, Zero Coupon, 12/1/2011 (b)	5,695,000	3,683,355
Wisconsin, Hospital & Healthcare Revenue, Health & Educational Facilities Authority:
Series B, 5.625%, 2/15/2029	9,725,000	8,898,375
5.75%, 11/15/2006	2,000,000	2,193,900
6.0%, 11/15/2008	4,085,000	4,566,867
Wisconsin, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Aurora Health Care, Inc., Series A, 5.6%, 2/15/2029	21,800,000	19,955,502
Wisconsin, Hospital & Healthcare Revenue, Health and Education Facilities Authority:
5.75%, 11/15/2007	1,500,000	1,653,975
6.0%, 11/15/2009	4,330,000	4,852,328
6.1%, 8/15/2008 (b)	4,580,000	5,127,356
Series B, 6.25%, 1/1/2022 (b)	5,285,000	6,056,927
Series C, 6.25%, 1/1/2022 (b)	9,230,000	10,615,700
Series AA, 6.4%, 6/1/2008 (b)	2,335,000	2,638,083
Series AA, 6.45%, 6/1/2009 (b)	2,485,000	2,833,198
Series AA, 6.45%, 6/1/2010 (b)	2,650,000	3,037,059
Series AA, 6.5%, 6/1/2011 (b)	2,820,000	3,293,873
Series AA, 6.5%, 6/1/2012 (b)	3,000,000	3,511,890
Wisconsin, State Agency (GO) Lease, Health and Education Facilities Authority, 6.1%, 8/15/2009 (b)	2,000,000	2,246,560
		85,308,967
Wyoming 0.0%
Wyoming, Single Family Housing Revenue, Community Development Authority, AMT, Series B, 8.125%, 6/1/2021	155,000	155,147
Wyoming, Single Family Housing Revenue, Community Development Authority Housing, AMT, Series 2, 6.35%, 6/1/2029	2,045,000	2,127,782
		2,282,929
Total Long-Term Municipal Investments (Cost $4,436,246,536)		4,797,051,597

Short-Term Municipal Investments 0.2%*
California 0.0%
Irvine, CA, Import Bond Act 1915, Special Assessment, 1.55%, 9/2/2023	1,200,000	1,200,000
District of Columbia 0.0%
District of Columbia, State GO, B-3, 1.7%, 6/1/2003	1,100,000	1,100,000
New Mexico 0.0%
Farmington, NM, Pollution Control Revenue, Public Service Co., Series B, 1.6%, 9/1/2024	2,100,000	2,100,000
New York 0.0%
New York, State Energy Research and Development Authority, PCR, Niagara Mohawk Power Co., AMT, 1.7%, 12/1/2023	1,000,000	1,000,000
Pennsylvania 0.0%
Philadelphia, PA, Hospital & Healthcare Revenue, Hospital & Higher Educational Facilities Authority, 1.55%, 3/1/2027	1,000,000	1,000,000
Utah 0.0%
Salt Lake County, County Pollution Control Revenue, Service Station Holidings, 1.65%, 2/1/2008	1,200,000	1,200,000
Wyoming 0.0%
Platte County, Pollution Control, Series A, 1.70%, 7/1/2014	1,200,000	1,200,000
Total Short-Term Municipal Investments (Cost $8,800,000)		8,800,000
Total Investment Portfolio - 100.0% (Cost $4,445,046,536) (a)		4,805,851,597

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and normally incorporate an irrevocable letter of credit or line of credit from a major bank. Stated maturity is final maturity not next reset date. These securities are shown at their current rate as of May 31, 2002.
** Inverse floating rate notes are derivative debt instruments whose yields may change based on the change in the relationship between long-term and short-term interest rates and which exhibit added interest rate sensitivity compared to other bonds with a similar maturity. Investments in this type of security involve special risks as compared to investments in a fixed rate municipal security. These securities, aggregating 8.0% of net assets, are shown at their rate as of May 31, 2002.
(a) The cost for federal income tax purposes was $4,441,778,041. At May 31, 2002, net unrealized appreciation for all securities based on tax cost was $364,073,556. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $375,799,162 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $11,725,606.
(b) Bond is insured by one of these companies: AMBAC, Capital Guaranty, FGIC, FSA, FHA or MBIA. At May 31, 2002, insurance concentrations greater than 10% of the total Investment Portfolio were MBIA (29%), AMBAC (15%) and FGIC (13%).
(c) When-issued or forward delivery securities (see Notes to Financial Statements).

Prerefunded: Bonds which are prerefunded are collateralized by U.S. Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

AMT: Subject to alternative minimum tax

ETM: Bonds bearing the description ETM (escrowed to maturity) are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on bonds so designated.

At May 31, 2002, open interest rate swaps were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Net Unrealized Depreciation ($)
6/14/2002 3/14/2007	85,000,000+	Fixed-3.932%	USD-Floating BMA MuniSwap Index	1,938,000
6/14/2002 3/14/2009	65,000,000++	Fixed-4.255%	USD-Floating BMA MuniSwap Index	1,924,000
6/5/2002 3/5/2012	25,000,000+	Fixed-4.305%	USD-Floating BMA MuniSwap Index	450,000
8/1/2002 5/1/2012	42,000,000++	Fixed-4.23%	USD-Floating BMA MuniSwap Index	302,400
8/14/2002 5/14/2012	41,250,000++	Fixed-4.375%	USD-Floating BMA MuniSwap Index	697,125
8/14/2002 5/14/2012	41,250,000++	Fixed-4.38%	USD-Floating BMA MuniSwap Index	713,625
11/16/2002 5/16/2012	115,000,000++	Fixed-4.395%	USD-Floating BMA MuniSwap Index	1,276,500
11/20/2002 5/20/2012	50,000,000+	Fixed-4.366%	USD-Floating BMA MuniSwap Index	440,000
8/30/2002 6/1/2012	50,000,000+	Fixed-4.185%	USD-Floating BMA MuniSwap Index	35,000
Total net unrealized depreciation on open interest rate swaps				7,776,650

Counterparties:
+ Merrill Lynch Capital Services, Inc.
++ J.P. Morgan Chase Bank
At May 31, 2002, open forward commitments were as follows:
Notional Amount ($)	Description	Net Unrealized Appreciation (Depreciation) ($)
38,500,000	MMD Lock with J.P. Morgan Chase Bank terminating July 30, 2002, to pay the spread between a fixed rate of 4.31% and the spot rate on the MMD AAA yield curve at termination date	(373,835)
25,000,000	MMD Lock with J.P. Morgan Chase Bank terminating July 30, 2002, to receive the spread between a fixed rate of 5.11% and the spot rate on the MMD AAA yield curve at termination date	207,750
25,000,000	MMD Lock with J.P. Morgan Chase Bank terminating August 1, 2002, to receive the spread between a fixed rate of 5.07% and the spot rate on the MMD AAA yield curve at termination date	76,000
50,000,000	MMD Locks with J.P. Morgan Chase Bank terminating August 14, 2002, to receive the spread between a fixed rate of 5.21% and the spot rate on the MMD AAA yield curve at termination date	1,844,000
Total net unrealized appreciation (depreciation)		1,753,915

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of May 31, 2002
Assets
Investments in securities, at value (cost $4,445,046,536)	$ 4,805,851,597
Cash	172,594
Receivable for investments sold	23,457,215
Interest receivable	70,571,049
Receivable for Fund shares sold	2,756,376
Net unrealized appreciation on open forward commitments	1,753,915
Other receivable	384,000
Total assets	4,904,946,746
Liabilities
Payable for investments purchased	50,358,441
Payable for when-issued and delayed delivery securities	29,571,460
Net payable on closed interest rate swaps	685,000
Dividends payable	2,534,794
Payable for Fund shares redeemed	2,692,343
Net unrealized depreciation on interest rate swaps	7,776,650
Accrued management fee	1,666,575
Other accrued expenses and payables	1,144,304
Total liabilities	96,429,567
Net assets, at value	$ 4,808,517,179
Net Assets
Net assets consist of: Undistributed net investment income	1,850,191
Net unrealized appreciation (depreciation) on: Investments	360,805,061
Other receivable	384,000
Forward commitments	1,753,915
Interest rate swaps	(7,776,650)
Accumulated net realized gain (loss)	(38,195,043)
Paid-in capital	4,489,695,705
Net assets, at value	$ 4,808,517,179

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of May 31, 2002 (continued)
Net Asset Value
Class AARP Net Asset Value, offering and redemption price per share ($1,501,642,818 / 164,737,647 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.12
Class S Net Asset Value, offering and redemption price per share ($811,974,896 / 89,066,510 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.12
Class A Net Asset Value and redemption price per share ($2,415,932,292 / 265,048,885 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.12
Maximum offering price per share (100 / 95.5 of $9.12)	$ 9.55
Class B
Net Asset Value, offering and redemption price per share (subject to contingent deferred sales charge) ($64,579,215 / 7,087,013 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 9.11
Class C
Net Asset Value, offering and redemption price per share (subject to contingent deferred sales charge) ($14,387,958 / 1,578,555 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 9.11

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the year ended May 31, 2002
Investment Income
Income: Interest	$ 263,798,413
Expenses: Management fee	19,722,077
Administrative fee	5,962,197
Distribution service fees	6,470,210
Trustees' fees and expenses	80,090
Other	778,657
Total expenses, before expense reductions	33,013,231
Expense reductions	(152,889)
Total expenses, after expense reductions	32,860,342
Net investment income	230,938,071
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	65,340,491
Futures	12,935,999
Forward commitments	(1,365,625)
Interest rate swaps	(2,389,085)
74,521,780
Net unrealized appreciation (depreciation) during the period on: Investments	6,794,230
Other receivable	(696,000)
Forward commitments	1,753,915
Interest rate swaps	(7,776,650)
75,495
Net gain (loss) on investment transactions	74,597,275
Net increase (decrease) in net assets resulting from operations	$ 305,535,346

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Years Ended May 31,
	2002	2001
Operations: Net investment income	$ 230,938,071	$ 98,498,403
Net realized gain (loss) on investment transactions	74,521,780	(2,722,961)
Net unrealized appreciation (depreciation) on investment transactions during the period	75,495	89,115,626
Net increase (decrease) in net assets resulting from operations	305,535,346	184,891,068
Distributions to shareholders from: Net investment income: Class AARP	(73,088,255)	(60,397,210)
Class S	(39,935,188)	(38,101,193)
Class A	(113,211,676)	-
Class B	(2,627,299)	-
Class C	(469,514)	-
Fund share transactions: Proceeds from shares sold	885,394,692	327,300,576
Net assets acquired in tax-free reorganizations	2,584,208,162	1,541,517,511
Reinvestment of distributions	137,672,106	55,546,659
Cost of shares redeemed	(1,159,107,717)	(391,036,882)
Net increase (decrease) in net assets from Fund share transactions	2,448,167,243	1,533,327,864
Increase (decrease) in net assets	2,524,370,657	1,619,720,529
Net assets at beginning of period	2,284,146,522	664,425,993
Net assets at end of period (including undistributed net investment income of $1,850,191 at May 31, 2002)	$ 4,808,517,179	$ 2,284,146,522

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class AARP
Years Ended May 31,	2002[c]	2001[a]
Selected Per Share Data
Net asset value, beginning of period	$ 8.95	$ 8.69
Income (loss) from investment operations: Net investment income	.45	.37
Net realized and unrealized gain (loss) on investment transactions	.17	.26
Total from investment operations	.62	.63
Less distributions from: Net investment income	(.45)	(.37)
Net asset value, end of period	$ 9.12	$ 8.95
Total Return (%)	6.92	7.35**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,502	1,470
Ratio of expenses (%)	.57	.64b*
Ratio of net investment income (%)	4.92	4.92*
Portfolio turnover rate (%)	33	11
[a] For the period from July 31, 2000 (commencement of sales of Class AARP shares) to May 31, 2001.
[b] The ratio of operating expenses includes a one-time reduction in reorganization expenses. The ratio without this reduction was .65%.
[c] As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the period ended May 31, 2002, was to increase net investment income per share by $.004, decrease net realized gain (loss) and net unrealized gains and losses per share by $.004, and increase the ratio of net investment income to average net assets from 4.88% to 4.92%. Per share data and ratios for periods prior to June 1, 2001, have not been restated to reflect this change in presentation.
* Annualized
** Not annualized

Class S
Year Ended May 31,	2002[d]	2001	2000	1999[a]	1998[b]	1997[b]
Selected Per Share Data
Net asset value, beginning of period	$ 8.95	$ 8.43	$ 8.98	$ 9.18	$ 9.13	$ 8.84
Income (loss) from investment operations:
Net investment income	.45	.44	.46	.19	.45	.46
Net realized and unrealized gain (loss) on investment transactions	.17	.52	(.51)	(.20)	.10	.34
Total from investment operations	.62	.96	(.05)	(.01)	.55	.80
Less distributions from:
Net investment income	(.45)	(.44)	(.46)	(.19)	(.45)	(.46)
Net realized gains on investment transactions	-	-	(.04)	-	(.05)	(.05)
Total distributions	(.45)	(.44)	(.50)	(.19)	(.50)	(.51)
Net asset value, end of period	$ 9.12	$ 8.95	$ 8.43	$ 8.98	$ 9.18	$ 9.13
Total Return (%)	7.04	11.55	(.62)	(.17)**	6.23	9.29
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	812	814	664	713	737	728
Ratio of expenses before expense reductions (%)	.57	.65	.66[c]	.64*	.62	.64
Ratio of expenses after expense reductions (%)	.57	.65	.65[c]	.64*	.62	.64
Ratio of net investment income (%)	4.92	4.96	5.27	4.92*	4.96	5.12
Portfolio turnover rate (%)	33	11	47	14*	9	10
[a] For the five months ended May 31, 1999. On August 10, 1998, the Fund changed its fiscal year end from December 31 to May 31.
[b] Years ended December 31.
[c] The ratios of operating expenses excluding costs incurred in connection with the reorganization in fiscal 2000 before and after expense reductions were .65% and .64%, respectively.
[d] As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the period ended May 31, 2002, was to increase net investment income per share by $.004, decrease net realized gain (loss) and net unrealized gains and losses per share by $.004, and increase the ratio of net investment income to average net assets from 4.88% to 4.92%. Per share data and ratios for periods prior to June 1, 2001, have not been restated to reflect this change in presentation.
* Annualized
** Not annualized

Notes to Financial Statements

A. Significant Accounting Policies

Scudder Managed Municipal Bonds (the "Fund") is a diversified series of Scudder Municipal Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. On June 11, 2001, the Fund commenced offering Class A, B and C shares. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Shares of Class AARP are designed for members of AARP. Class S shares of the Fund are generally not available to new investors. Class AARP and S shares are not subject to initial or contingent deferred sales charges. Certain detailed information for the Class A, B, C shares is provided separately and is available upon request.Certain detailed information for the Class AARP and S shares is provided separately and is available upon request.

Investment income, realized and unrealized gains and losses and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution services fees, administrative fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by the Trustees of the Fund, whose valuations are intended to reflect the mean between the bid and asked prices. If the pricing services are unable to provide valuations, securities are valued at the average of the means based on the most recent bid and asked quotations or evaluated prices obtained from two broker dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Fund may enter into futures contracts as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, risk management and return enhancement purposes.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Fund gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Forward Commitment Agreements. A Municipal Market Data ("MMD") forward commitment agreement is a commitment to pay or receive at the termination date the spread between a fixed rate and a spot rate on the MMD AAA yield curve. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their agreement and from unanticipated changes in the interest rates on which the agreement is based. The Fund also bears the risk of limited liquidity prior to the termination. MMD forward commitments are valued daily and the change in value is recorded by the Fund as unrealized appreciation or depreciation on forward commitments. Upon the termination date, a cash payment is made based on the spread between the fixed rate and the spot rate and the Fund will realize a gain or loss based upon the cash payment received or paid.

Swap Agreements. The Fund may enter into swap agreements. A swap agreement is an exchange of cash payments between the Fund and another party, which is based on a specific financial index. Commencing after the effective date, cash payments are exchanged at specified intervals and the expected income or expense is recorded on the accrual basis. No interest accrues to the Fund until the effective date. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The Fund uses swaps for both hedging and non-hedging purposes. For hedging purposes, the Fund may use swaps to reduce its exposure to interest rate fluctuations. For non-hedging purposes, the Fund may use swaps to take advantage of future changes in interest rates.

When-Issued/Delayed Delivery Securities. The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

The Fund inherited approximately $57,317,000 of capital losses from its mergers with Kemper Ohio Tax-Free Income Fund and Kemper Municipal Bond Fund (see Note F), of which approximately $37,806,000 was applied against current year gains. The remaining $19,511,000 may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until May 31, 2008 ($12,507,000) and May 31, 2009 ($7,004,000), the respective expiration dates, whichever occurs first, subject to certain limitations imposed by Sections 382-384 of the Internal Revenue Code.

Distribution of Income and Gains. All of the net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts, securities sold at a loss and accretion of market discount on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

At May 31, 2002, the Fund's components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income	$ 1,714,485
Undistributed net long-term capital gains	$ 11,210,892
Capital loss carry forwards	$ 19,511,000
Unrealized appreciation (depreciation) on investments	$ 364,073,556

In addition, during the year ended May 31, 2002 the tax character of distributions paid to shareholders by the Fund is summarized as follows:

Distributions from tax-exempt income	$ 229,331,932

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on an accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Other expenses in the Statement of Operations include ordinary changes of estimates in expenses.

At May 31, 2002, the other receivable of $384,000 (0.01% of net assets) has been valued in good faith as determined in accordance with procedures approved by the Trustees.

B. Purchases and Sales of Securities

During the year ended May 31, 2002, purchases and sales of investment securities (excluding short-term investments) aggregated $1,677,287,296 and $1,526,102,152, respectively.

C. Related Parties

On April 5, 2002, 100% of Zurich Scudder Investments, Inc. ("ZSI"), was acquired by Deutsche Bank AG with the exception of Threadneedle Investments in the U.K. Upon the closing of this transaction, ZSI became part of Deutsche Asset Management and changed its name to Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"). Effective April 5, 2002, the investment management agreements with ZSI were terminated and DeIM became the investment advisor for the Fund. The Investment Management Agreement (the "Management Agreement") is the same in all material respects as the corresponding previous Management Agreement.

Management Agreement. Under the Investment Management Agreement (the "Agreement"), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Agreement. Through June 11, 2001, the management fee payable under the Agreement was equal to an annual rate of 0.49% on the first $2,000,000,000 of the Fund's average daily net assets, 0.465% of the next $1,000,000,000 of such net assets and 0.44% of such net assets in excess of $3,000,000,000, computed and accrued daily and payable monthly.

Effective June 11, 2001, the Fund, as approved by the Fund's Trustees, adopted a new Investment Management Agreement (the "Management Agreement") with the Advisor. The Management Agreement is identical to the pre-existing Agreement, except for the dates of execution and termination and fee rate. The management fee payable under the Management Agreement is equal to an annual rate of 0.450% of the first $250,000,000 of the Fund's average daily net assets, 0.430% of the next $750,000,000 of such net assets, 0.410% of the next $1,500,000,000 of such net assets, 0.400% of the next $2,500,000,000 of such net assets, 0.380% of the next $2,500,000,000 of such net assets, 0.360% of the next $2,500,000,000 of such net assets, 0.340% of the next $2,500,000,000 of such net assets and 0.320% of such net assets in excess of $12,500,000,000, computed and accrued daily and payable monthly.

Accordingly, for the year ended May 31, 2002, the fees pursuant to the Agreement and the Management Agreement were equivalent to an annual effective rate of 0.41% of the Fund's average daily net assets.

Administrative Fee. Under the Administrative Agreement (the "Administrative Agreement"), the Advisor provides or pays others to provide substantially all of the administrative services required by the Fund (other than those provided by the Advisor under its Management Agreement with the Fund, as described above) in exchange for the payment by the Fund of an administrative services fee (the "Administrative Fee") of 0.15%, 0.15%, 0.10%, 0.125% and 0.15%, of average daily net assets for Class AARP, S, A, B and C shares, respectively, computed and accrued daily and payable monthly. For the year ended May 31, 2002, the Advisor voluntarily waived 0.005% of the Administrative Fee for Class A.

Various third-party service providers, some of which are affiliated with the Advisor, provide certain services to the Fund under the Administrative Agreement. Scudder Fund Accounting Corporation, a subsidiary of the Advisor, computes the net asset value for the Fund and maintains the accounting records of the Fund. Scudder Investments Service Company, an affiliate of the Advisor, is the transfer, shareholder service and dividend-paying agent for Class A, B and C shares of the Fund. Scudder Service Corporation, also a subsidiary of the Advisor, is the transfer, shareholder service and dividend-paying agent for Class AARP and S shares of the Fund. In addition, other service providers, not affiliated with the Advisor, provide certain services (i.e., custody, legal, audit) to the Fund under the Administrative Agreement. the Advisor pays the service providers for the provision of their services to the Fund and will pay other Fund expenses, including insurance, registration, printing, postage and other costs. Certain expenses of the Fund are not borne by the Advisor under the Administrative Agreement, such as taxes, brokerage, interest and extraordinary expenses, and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). For the year ended May 31, 2002, the Administrative Fee was as follows:

Administrative Fee	Total Aggregated	Fees Waived	Unpaid at May 31, 2002
Class AARP	$ 2,239,068	$ -	$ 200,929
Class S	1,223,118	-	109,106
Class A	2,398,646	120,417	194,198
Class B	83,316	-	6,945
Class C	18,049	-	1,837
	$ 5,962,197	$ 120,417	$ 513,015

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class B and C shares. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the period June 11, 2001 (commencement of sales) through May 31, 2002, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at May 31, 2002
Class B	$ 501,489	$ 43,262
Class C	90,468	9,406
	$ 591,957	$ 52,668

In addition, SDI provides information and administrative services ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the period June 11, 2001 (commencement of sales) through May 31, 2002, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at May 31, 2002
Class A	$ 5,680,934	$ 497,853
Class B	167,163	13,503
Class C	30,156	2,980
	$ 5,878,253	$ 514,336

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for Class A, B and C shares. Underwriting commissions paid to SDI in connection with the distribution of Class A shares for the period June 11, 2001 (commencement of sales) through May 31, 2002 were $265,178.

In addition, SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the period June 11, 2001 (commencement of sales) through May 31, 2002, the CDSC for Class B and C shares aggregated $90,137 and $1,136, respectively.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

Other Related Parties. AARP through its affiliates, monitors and approves the AARP Investment Program from the Advisor. The Advisor has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in Class AARP shares of the Fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP classes of all funds managed by the Advisor. The fee rates, which decrease as the aggregate net assets of the AARP classes become larger, are as follows: 0.07% for the first $6,000,000,000 of net assets, 0.06% for the next $10,000,000,000 of such net assets and 0.05% of such net assets thereafter. These amounts are used for the general purposes of AARP and its members.

D. Expense Off-Set Arrangement

The Fund has entered into an arrangement with the custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the year ended May 31, 2002, pursuant to the Administrative Agreement, the Administrative Fee was reduced by $32,472 for custodian credits earned.

E. Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a $1.3 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. Acquisition of Assets

On July 28, 2000, the Fund acquired all the net assets of AARP Insured Tax Free General Bond Fund and Scudder Ohio Tax Free Fund pursuant to plans of reorganization approved by shareholders on July 10, 2000. The acquisitions were accomplished by a tax-free exchange of 167,859,204 shares of Class AARP shares of the Fund for 81,934,189 shares of AARP Insured Tax Free General Bond Fund and 9,530,645 shares of Class S shares of the Fund for 6,453,449 shares of Scudder Ohio Tax Free Fund outstanding on July 28, 2000. AARP Insured Tax Free General Bond Fund's net assets at that date ($1,458,696,212), including $91,141,695 of unrealized appreciation and Scudder Ohio Tax Free Fund's net assets at that date ($82,821,299) including $2,517,579 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisitions were $683,719,293. The combined net assets of the Fund immediately following the acquisition were $2,225,236,804.

In addition, on June 8, 2001, the Fund acquired all the net assets of Kemper Municipal Bond Fund and Kemper Ohio Tax-Free Income Fund pursuant to plans of reorganization approved by shareholders on May 24, 2001. The acquisition of Kemper Municipal Bond Fund was accomplished by a tax-free exchange of 274,956,913 Class A shares, 6,926,222 Class B shares and 1,021,277 Class C shares of the Fund, respectively, for 248,280,451 Class A shares, 6,271,177 Class B shares and 920,713 Class C shares of Kemper Municipal Bond Fund, respectively, outstanding on June 8, 2001. The acquisition of Kemper Ohio Tax-Free Income Fund was accomplished by a tax-free exchange of 2,811,999 Class A shares, 1,094,322 Class B shares and 318,679 Class C shares of the Fund, respectively, for 2,479,812 Class A shares, 965,154 Class B shares and 281,161 Class C shares of Kemper Ohio Tax-Free Income Fund, respectively, outstanding on June 8, 2001. Kemper Municipal Bond Fund's net assets at that date ($2,546,182,540), including $150,928,377 of unrealized appreciation and Kemper Ohio Tax-Free Income Fund's net assets at that date ($38,025,622), including $1,764,050 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisitions were $2,286,479,077. The combined net assets of the Fund immediately following the acquisitions were $4,870,687,239.

G. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Year Ended May 31, 2002		Year Ended May 31, 2001
	Shares	Dollars	Shares	Dollars
Shares sold
Class AARP	9,080,392	$ 82,524,706	5,565,364*	$ 49,683,069*
Class S	44,156,592	400,809,903	31,024,576	277,617,507
Class A (a)	42,296,074	383,717,975	-	-
Class B (a)	1,266,678	11,494,621	-	-
Class C (a)	754,250	6,847,487	-	-
		$ 885,394,692		$ 327,300,576
Shares issued in tax-free reorganizations
Class AARP	-	$ -	167,859,204	$ 1,458,696,212
Class S	-	-	9,530,645	82,821,299
Class A	277,768,912	2,499,961,842	-	-
Class B	8,020,544	72,187,172	-	-
Class C	1,339,956	12,059,148	-	-
		$ 2,584,208,162		$ 1,541,517,511
Shares issued to shareholders in reinvestment of distributions
Class AARP	4,804,751	$ 43,629,883	3,853,556*	$ 34,239,154*
Class S	2,578,823	23,419,551	2,406,836	21,307,505
Class A (a)	7,591,446	68,948,245	-	-
Class B (a)	155,494	1,412,630	-	-
Class C (a)	28,826	261,797	-	-
		$ 137,672,106		$ 55,546,659
Shares redeemed
Class AARP	(13,432,136)	$ (121,990,782)	(12,993,484)*	$ (115,335,042)*
Class S	(48,627,983)	(442,188,502)	(30,827,545)	(275,701,840)
Class A (a)	(62,607,547)	(568,555,897)	-	-
Class B (a)	(2,355,703)	(21,419,870)	-	-
Class C (a)	(544,477)	(4,952,666)	-	-
		$ (1,159,107,717)		$ (391,036,882)
Net increase (decrease)
Class AARP	453,007	$ 4,163,807	164,284,640*	$ 1,427,283,393*
Class S	(1,892,568)	(17,959,048)	12,134,512	106,044,471
Class A (a)	265,048,885	2,384,072,165	-	-
Class B (a)	7,087,013	63,674,553	-	-
Class C (a)	1,578,555	14,215,766	-	-
		$ 2,448,167,243		$ 1,533,327,864

* For the period July 31, 2000 (commencement of sales of Class AARP shares) to May 31, 2001.
(a) For the period June 11, 2001, (commencement of sales of Class A, B and C shares) to May 31, 2002.

H. Change in Accounting Principle

As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. Prior to June 1, 2001, the Fund did not accrete market discount on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $2,884,629 increase in cost of securities and a corresponding $2,884,629 decrease in net unrealized appreciation, based on securities held by the Fund on June 1, 2001.

The effect of this change for the year ended May 31, 2002, was to increase net investment income by $2,194,003, decrease unrealized appreciation by $883,674, and decrease net realized gains by $1,310,329. The statement of changes in net assets and financial highlights for the prior periods have not been restated to reflect this change in presentation.

Report of Independent Accountants

To the Trustees of Scudder Municipal Trust and the Shareholders of Scudder Managed Municipal Bonds:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights included herein, present fairly, in all material respects, the financial position of Scudder Managed Municipal Bonds (the "Fund") at May 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights of the classes presented for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights presented (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Boston, Massachusetts July 25, 2002	PricewaterhouseCoopers LLP

Tax Information (Unaudited)

Pursuant to section 852 of the Internal Revenue Code, the Fund designates $12,332,000 as capital gain dividends for its year ended May 31, 2002, of which 100% represents 20% rate gains.

Of the dividends paid from net investment income for the taxable year ended May 31, 2002, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-800-SCUDDER.

Shareholder Meeting Results

A Special Meeting of Shareholders of Scudder Managed Municipal Bonds was held on March 28, 2002, at the office of Deutsche Investment Management Americas Inc. (formerly Zurich Scudder Investments, Inc.), Two International Place, Boston, Massachusetts. At the meeting, the following matter was voted upon by the shareholders (the resulting votes are presented below):

1. To approve a new investment management agreement for the fund with Deutsche Investment Management Americas Inc.

Affirmative	Against	Abstain
355,300,694	12,523,583	13,252,577

Trustees and Officers

The following table presents information about each Trustee of the Fund as of May 31, 2002. Each Trustee's age is in parentheses after his or her name. Unless otherwise noted, (i) each Trustee has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee is c/o Deutsche Asset Management, Two International Place, Boston, Massachusetts 02110-4103. The term of office for each Trustee is until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of a successor, or until such Trustee sooner dies, resigns or is removed as provided in the governing documents of the Fund. Because the Fund does not hold an annual meeting of shareholders, each Trustee will hold office for an indeterminate period.

Non-Interested Trustees
Name, Age and Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held
Henry P. Becton, Jr. (58)
Trustee	1990 to present	President, WGBH Educational Foundation	48	American Public Television;
New England Aquarium;
Becton Dickinson and Company;
Mass Corporation for Educational Telecommunications;
The A.H. Belo Company;
Committee for Economic Development;
Concord Academy;
Public Broadcasting Service;
Boston Museum of Science

Dawn-Marie Driscoll (55)
Trustee	1987 to present	President, Driscoll Associates (consulting firm); Executive Fellow, Center for Business Ethics, Bentley College	48	Computer Rescue Squad; Advisory Board, Center for Business Ethics, Bentley College; Board of Governors, Investment Company Institute; Chairman, ICI Directors Services Committee
Edgar R. Fiedler (73)
Trustee	2000 to present	Senior Fellow and Economic Counsellor, The Conference Board, Inc. (not-for-profit business research organization)	48	None
Keith R. Fox (48)
Trustee	2000 to present	Managing Partner, Exeter Capital Partners (private equity funds)	48	Facts on File (school and library publisher); Progressive (kitchen importer and distributor)
Louis E. Levy (69)
Trustee	April 2002 to present	Retired	63	Household International (banking and finance) (1992 to present); ISI Family of Funds (four registered investment companies) (2000 to present)
Jean Gleason Stromberg (58)
Trustee	2000 to present	Consultant (1997 to present); prior thereto, Director, U.S. General Accounting Office (1996-1997); Partner, Fulbright & Jaworski (law firm) (1978-1996)	48	The William and Flora Hewlett Foundation
Jean C. Tempel (59)
Trustee	1997 to present	Managing Partner, First Light Capital (venture capital group)	48	United Way of Mass Bay;
Sonesta International Hotels, Inc.;
Northeastern University Funds and Endowment Committee;
Connecticut College Finance Committee;
Commonwealth Institute (not-for-profit start-up for women's enterprises);
The Reference, Inc. (IT consulting for financial services)

Carl W. Vogt (66)
Trustee	April 2002 to present	Member, Fulbright & Jaworski L.L.P. (law firm); formerly, President (interim) of Williams College (1999-2000); President, certain funds in the Deutsche Asset Management Family of Funds (formerly, Flag Investors Family of Funds) (1999-2000)	63	Yellow Corporation (trucking); American Science & Engineering (x-ray detection equipment); ISI Family of Funds (four registered investment companies)
Interested Trustees
Name, Age and Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held
Richard T. Hale[1] (56)
Trustee and Vice President	April 2002 to present	Managing Director, Deutsche Asset Management	220	None

1 Mr. Hale is considered an "interested person" because of his affiliation with the fund's investment manager.

The fund's Statement of Additional Information ("SAI") includes additional information about the Trustees. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: 1-800-SCUDDER.

The following table presents information about each Officer of the Fund as of May 31, 2002. Each Officer's age is in parentheses after his or her name. Unless otherwise noted, the address of each Officer is c/o Deutsche Asset Management, Two International Place, Boston, Massachusetts 02110-4103. The President, Treasurer and Secretary each holds office until his or her successor is duly elected and qualified; all other officers hold offices in accordance with the By-Laws of the Fund. Each Officer of the Fund is an employee of the Fund's Advisor, Deutsche Investment Management Americas Inc., or an affiliate of the Advisor.

Officers
Name, Age and Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years
William F. Glavin, Jr. (43)
President	2000 to present	Managing Director, Deutsche Asset Management
Philip G. Condon (51)
Vice President	1997 to present	Managing Director, Deutsche Asset Management
Ashton P. Goodfield (38)
Vice President	1999 to present	Senior Vice President, Deutsche Asset Management
Richard T. Hale (56)
Vice President	April 2002 to present	Managing Director, Deutsche Asset Management
John Millette (39)
Vice President and Secretary	1999 to present	Vice President, Deutsche Asset Management
Daniel O. Hirsch (48)
Vice President and Assistant Secretary	April 2002 to present	Managing Director, Deutsche Asset Management (1998-present); prior thereto, Assistant General Counsel, Securities and Exchange Commission (1993-1998)
Gary L. French (50)
Treasurer	January 2002 to present	Managing Director, Deutsche Asset Management (2001 to present); prior thereto, President, UAM Fund Services, Inc.
John R. Hebble (43)
Assistant Treasurer	1998 to present	Senior Vice President, Deutsche Asset Management
Thomas Lally (34)
Assistant Treasurer	2001 to present	Senior Vice President, Deutsche Asset Management
Brenda Lyons (39)
Assistant Treasurer	2000 to present	Senior Vice President, Deutsche Asset Management
Caroline Pearson (40)
Assistant Secretary	1997 to present	Managing Director, Deutsche Asset Management (1997 to present); prior thereto, Associate, Dechert (law firm)

Investment Products and Services

Scudder Funds
Core
Scudder Balanced Fund
Scudder Growth and Income Fund
Scudder S&P 500 Index Fund
Scudder Select 500 Fund
Scudder Small Company Stock Fund
Growth
Scudder 21st Century Growth Fund
Scudder Capital Growth Fund
Scudder Development Fund
Scudder Large Company Growth Fund
Scudder Select 1000 Growth Fund
Value
Scudder Large Company Value Fund
Scudder Small Company Value Fund*
Sector
Scudder Gold & Precious Metals Fund
Scudder Health Care Fund
Scudder Technology Innovation Fund
Asset Allocation
Scudder Pathway Conservative Portfolio
Scudder Pathway Moderate Portfolio
Scudder Pathway Growth Portfolio
Global/International
Scudder Emerging Markets Growth Fund
Scudder Emerging Markets Income Fund
Scudder Global Fund
Scudder Global Bond Fund
Scudder Global Discovery Fund
Scudder Greater Europe Growth Fund
Scudder International Fund
Scudder Latin America Fund
Scudder Pacific Opportunities Fund
The Japan Fund, Inc.*
Income
Scudder GNMA Fund
Scudder High-Yield Opportunity Fund
Scudder Income Fund
Scudder Short-Term Bond Fund
Tax-Free Income
Scudder California Tax-Free Income Fund*
Scudder High-Yield Tax-Free Fund
Scudder Managed Municipal Bonds
Scudder Massachusetts Tax-Free Fund
Scudder Medium-Term Tax-Free Fund
Scudder New York Tax-Free Income Fund*
Money Market
Scudder Cash Investment Trust
Scudder Money Market Series:
Prime Reserve Shares
Premium Shares
Managed Shares
Scudder Tax-Free Money Fund
Scudder U.S. Treasury Money Fund

* Class S shares only

Retirement Programs and Education Accounts
Retirement Programs Traditional IRA Roth IRA SEP-IRA Inherited IRA Keogh Plan 401(k), 403(b) Plans Variable Annuities Education Accounts Education IRA UGMA/UTMA IRA for Minors
Closed-End Funds
The Brazil Fund, Inc.
The Korea Fund, Inc.
Montgomery Street Income Securities, Inc.
Scudder Global High Income Fund, Inc.
Scudder New Asia Fund, Inc.
Scudder High Income Trust
Scudder Intermediate Government Trust
Scudder Multi-Market Income Trust
Scudder Municipal Income Trust
Scudder Strategic Income Trust
Scudder Strategic Municipal Income Trust
The Germany Fund
The New Germany Fund
The Central European Equity Fund

Scudder open-end funds are offered by prospectus only. For more complete information on any fund or variable annuity registered in your state, including information about a fund's objectives, strategies, risks, advisory fees, distribution charges, and other expenses, please order a free prospectus. Read the prospectus before investing in any fund to ensure the fund is appropriate for your goals and risk tolerance. There is no assurance that the objective of any fund will be achieved, and fund returns and net asset values fluctuate. Shares are redeemable at current net asset value, which may be more or less than their original cost.

A money market mutual fund investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market mutual fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in such a fund.

The services and products described should not be considered a solicitation to buy or an offer to sell a security to any person in any jurisdiction where such offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Scudder Investor Services, Inc.

Account Management Resources

For shareholders of Scudder funds including those in the AARP Investment Program

Convenient ways to invest, quickly and reliably	Automatic Investment Plan
A convenient investment program in which money is electronically debited from your bank account monthly to regularly purchase fund shares and "dollar cost average" - buy more shares when the fund's price is lower and fewer when it's higher, which can reduce your average purchase price over time.*
Automatic Dividend Transfer
The most timely, reliable, and convenient way to purchase shares - use distributions from one Scudder fund to purchase shares in another, automatically (accounts with identical registrations or the same social security or tax identification number).
QuickBuy
Lets you purchase Scudder fund shares electronically, avoiding potential mailing delays; money for each of your transactions is electronically debited from a previously designated bank account.
Payroll Deduction and Direct Deposit
Have all or part of your paycheck - even government checks - invested in up to four Scudder funds at one time.
* Dollar cost averaging involves continuous investment in securities regardless of price fluctuations and does not assure a profit or protect against loss in declining markets. Investors should consider their ability to continue such a plan through periods of low price levels.

Around-the-clock electronic account service and information, including some transactions	Automated Information Lines
Scudder Class S Shareholders:
Call SAIL™ - 1-800-343-2890
AARP Investment Program Shareholders:
Call Easy-Access Line - 1-800-631-4636
Personalized account information, the ability to exchange or redeem shares, and information on other Scudder funds and services via touchtone telephone.
Web Site
Scudder Class S Shareholders -
myScudder.com
AARP Investment Program Shareholders -
aarp.scudder.com
Scudder's Web sites allow you to view your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
The sites also provide prospectuses and applications for all Scudder funds, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

Those who depend on investment proceeds for living expenses can enjoy these convenient, timely, and reliable automated withdrawal programs	Automatic Withdrawal Plan
You designate the bank account, determine the schedule (as frequently as once a month) and amount of the redemptions, and Scudder does the rest.
Distributions Direct
Automatically deposits your fund distributions into the bank account you designate within three business days after each distribution is paid.
QuickSell
Provides speedy access to your money by electronically crediting your redemption proceeds to the bank account you previously designated.

For more information about these services	Scudder Class S Shareholders: Call a Scudder representative at 1-800-SCUDDER AARP Investment Program Shareholders: Call an AARP Investment Program representative at 1-800-253-2277
Please address all written correspondence to	For Scudder Class S Shareholders:
Scudder Investments
PO Box 219669
Kansas City, MO
64121-9669
For AARP Investment Program Shareholders:
AARP Investment Program
from Scudder Investments
PO Box 219735
Kansas City, MO
64121-9735

Notes

Notes

Notes